UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Mortgage Securities Fund Semi-Annual Report February 28, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2019

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	0.3
1 - 1.99%	1.2
2 - 2.99%	2.9
3 - 3.99%	41.1
4 - 4.99%	22.6
5 - 5.99%	2.4
6 - 6.99%	0.9
7% and above	0.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2019 *,**,***
Mortgage Securities	85.6%
CMOs and Other Mortgage Related Securities	20.0%
Asset-Backed Securities	8.6%
Short-Term Investments and Net Other Assets (Liabilities)†	(14.2)%

 * Futures and Swaps - 1.8%

 ** Written options - (5.8)%

 *** Foreign investments - 0.6%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 128.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 59.2%
12 month U.S. LIBOR + 1.445% 3.542% 4/1/37 (a)(b)	55	57
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (a)(b)	54	56
12 month U.S. LIBOR + 1.523% 4.398% 3/1/36 (a)(b)	25	26
12 month U.S. LIBOR + 1.553% 4.269% 6/1/36 (a)(b)	12	13
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (a)(b)	130	135
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (a)(b)	17	18
12 month U.S. LIBOR + 1.685% 4.06% 4/1/36 (a)(b)	55	58
12 month U.S. LIBOR + 1.690% 4.36% 8/1/35 (a)(b)	140	147
12 month U.S. LIBOR + 1.728% 4.302% 11/1/36 (a)(b)	14	14
12 month U.S. LIBOR + 1.741% 4.625% 3/1/40 (a)(b)	71	75
12 month U.S. LIBOR + 1.745% 4.608% 7/1/35 (a)(b)	20	21
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (a)(b)	74	78
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (a)(b)	122	129
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (a)(b)	1,369	1,411
12 month U.S. LIBOR + 1.818% 3.702% 2/1/42 (a)(b)	146	154
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (a)(b)	8	8
12 month U.S. LIBOR + 1.875% 4.75% 10/1/36 (a)(b)	146	154
U.S. TREASURY 1 YEAR INDEX + 2.158% 4.207% 7/1/35 (a)(b)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (a)(b)	5	6
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (a)(b)	122	128
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (a)(b)	21	22
2.5% 3/1/34 (c)	8,800	8,627
2.5% 3/1/34 (c)	2,500	2,451
2.5% 3/1/34 (c)	6,300	6,177
2.5% 3/1/49 (c)	283	268
2.5% 3/1/49 (c)	283	268
2.5% 3/1/49 (c)	800	758
2.5% 3/1/49 (c)	800	758
3% 8/1/27 to 10/1/46 (c)	73,724	72,696
3% 3/1/34 (c)	12,600	12,575
3% 3/1/34 (c)	5,000	4,990
3% 3/1/34 (c)	13,600	13,573
3% 3/1/34 (c)	7,200	7,186
3% 3/1/34 (c)	12,250	12,226
3% 3/1/34 (c)	12,250	12,226
3% 3/1/49 (c)	1,350	1,319
3% 3/1/49 (c)	2,350	2,296
3% 3/1/49 (c)	425	415
3% 3/1/49 (c)	6,375	6,228
3% 3/1/49 (c)	6,375	6,228
3% 3/1/49 (c)	425	415
3% 3/1/49 (c)	1,550	1,514
3% 3/1/49 (c)	600	586
3% 3/1/49 (c)	600	586
3% 3/1/49 (c)	800	782
3% 3/1/49 (c)	800	782
3% 3/1/49 (c)	15,975	15,606
3% 3/1/49 (c)	15,975	15,606
3% 3/1/49 (c)	1,900	1,856
3% 3/1/49 (c)	3,700	3,614
3% 3/1/49 (c)	1,800	1,758
3% 3/1/49 (c)	3,700	3,614
3% 3/1/49 (c)	1,000	977
3% 3/1/49 (c)	19,300	18,854
3.5% 7/1/32 to 10/1/56	84,851	85,419
3.5% 3/1/34 (c)	2,200	2,235
3.5% 3/1/34 (c)	10,800	10,971
3.5% 3/1/34 (c)	11,100	11,276
3.5% 3/1/34 (c)	300	305
3.5% 3/1/34 (c)	538	546
3.5% 3/1/34 (c)	2,862	2,908
3.5% 3/1/34 (c)	20,500	20,825
3.5% 3/1/34 (c)	20,500	20,825
3.5% 3/1/34 (c)	900	914
3.5% 3/1/34 (c)	2,500	2,540
3.5% 3/1/34 (c)	21,900	22,248
3.5% 3/1/34 (c)	2,200	2,235
3.5% 3/1/34 (c)	2,200	2,235
3.5% 3/1/49 (c)	200	200
3.5% 3/1/49 (c)	1,800	1,800
3.5% 3/1/49 (c)	1,400	1,400
3.5% 3/1/49 (c)	900	900
3.5% 3/1/49 (c)	12,775	12,778
4% 11/1/31 to 7/1/48 (c)	54,948	56,515
4% 10/1/48 (c)	7,853	8,020
4% 3/1/49 (c)	1,500	1,529
4% 3/1/49 (c)	1,500	1,529
4% 3/1/49 (c)	6,850	6,982
4% 3/1/49 (c)	6,850	6,982
4.5% 5/1/25 to 8/1/56 (c)	31,587	33,100
4.5% 3/1/49 (c)	10,400	10,761
4.5% 3/1/49 (c)	5,400	5,587
5% 5/1/20 to 8/1/56	7,852	8,348
5.257% 8/1/41	505	546
5.5% 4/1/39 to 9/1/39	1,414	1,529
6% 7/1/39	715	783
6.5% 2/1/20 to 8/1/39	4,143	4,616
6.52% 2/1/39	535	578
7% 9/1/21 to 5/1/30	475	526
7.5% 8/1/22 to 9/1/32	385	438
8% 12/1/29 to 3/1/37	14	16
8.5% 2/1/22 to 3/1/23	24	25
9% 10/1/30	102	121
9.5% 10/1/21 to 8/1/22	0	0
		591,618
Freddie Mac - 27.4%
12 month U.S. LIBOR + 1.500% 4.295% 3/1/36 (a)(b)	108	112
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (a)(b)	32	33
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (a)(b)	640	658
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (a)(b)	207	217
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (a)(b)	33	35
12 month U.S. LIBOR + 1.884% 4.624% 10/1/42 (a)(b)	122	126
12 month U.S. LIBOR + 1.961% 4.598% 6/1/33 (a)(b)	215	225
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (a)(b)	50	52
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (a)(b)	97	102
12 month U.S. LIBOR + 2.280% 5.03% 10/1/36 (a)(b)	1	1
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (a)(b)	32	33
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (a)(b)	46	47
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (a)(b)	12	12
6 month U.S. LIBOR + 2.020% 4.662% 6/1/37 (a)(b)	218	227
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (a)(b)	37	39
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (a)(b)	13	14
U.S. TREASURY 1 YEAR INDEX + 2.231% 4.231% 5/1/34 (a)(b)	3	3
3% 4/1/32 to 2/1/47	46,259	45,419
3% 3/1/34 (c)	7,700	7,689
3.5% 3/1/32 to 1/1/48 (d)(e)	71,474	72,101
3.5% 8/1/47	91	91
3.5% 3/1/49 (c)	37,500	37,529
4% 1/1/36 to 4/1/48	56,354	57,971
4% 4/1/48	288	295
4% 3/1/49 (c)	9,000	9,179
4% 3/1/49 (c)	5,700	5,813
4.5% 7/1/25 to 12/1/48	23,794	24,939
5% 7/1/33 to 7/1/41	2,314	2,461
5.5% 3/1/20 to 10/1/39	4,007	4,314
6% 6/1/20 to 6/1/39	954	1,050
6.5% 4/1/21 to 9/1/39	1,614	1,769
7% 6/1/21 to 9/1/36	620	693
7.5% 1/1/27 to 7/1/34	881	1,003
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	0	0
		274,252
Ginnie Mae - 42.3%
3% 6/15/42 to 6/20/48	47,609	47,075
3.5% 11/20/41 to 7/20/47 (d)	58,866	59,555
4% 7/20/33 to 12/20/44	23,500	24,308
4.5% 8/15/33 to 6/15/41	17,096	18,003
5.5% 12/15/38 to 9/15/39	454	491
6.5% 10/15/34 to 7/15/36	121	136
7% 2/15/24 to 4/20/32	533	596
7.5% 12/15/21 to 12/15/29	134	148
8% 6/15/21 to 12/15/25	69	75
8.5% 11/15/27 to 10/15/28	59	66
2.5% 11/20/46 (c)	14,090	13,473
3% 3/1/49 (c)	5,000	4,933
3% 3/1/49 (c)	1,225	1,209
3% 3/1/49 (c)	750	740
3% 3/1/49 (c)	800	789
3.5% 3/1/49 (c)	13,900	14,020
3.5% 3/1/49 (c)	3,100	3,127
3.5% 3/1/49 (c)	1,225	1,236
3.5% 3/1/49 (c)	25,150	25,368
3.5% 4/1/49 (c)	750	756
3.5% 4/1/49 (c)	800	807
4% 3/1/49 (c)	5,850	6,003
4% 3/1/49 (c)	42,600	43,717
4% 3/1/49 (c)	14,100	14,470
4% 3/1/49 (c)	1,225	1,257
4% 3/1/49 (c)	18,450	18,934
4% 3/1/49 (c)	750	770
4% 4/1/49 (c)	56,550	57,989
4% 4/1/49 (c)	750	769
4.5% 3/1/49 (c)	12,100	12,519
4.5% 3/1/49 (c)	7,500	7,760
4.5% 3/1/49 (c)	400	414
4.5% 3/1/49 (c)	1,350	1,397
4.5% 3/1/49 (c)	6,900	7,139
4.5% 3/1/49 (c)	6,500	6,725
4.5% 3/1/49 (c)	3,100	3,207
4.5% 4/1/49 (c)	9,700	10,031
4.5% 4/1/49 (c)	4,850	5,015
4.5% 4/1/49 (c)	4,900	5,067
5% 9/20/33 to 6/15/41	3,194	3,399
		423,493
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,298,502)		1,289,363

Asset-Backed Securities - 8.6%
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.9148% 10/28/23 (a)(b)(f)	$2,580	$2,573
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.8499% 10/25/35 (a)(b)	2,084	2,084
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.6206% 7/25/29 (a)(b)	2,539	2,558
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (f)	1,057	1,054
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.8399% 10/25/37 (a)(b)(f)	3,194	3,216
CLUB Credit Trust:
Series 2017-P1 Class A, 2.42% 9/15/23 (f)	80	80
Series 2018-NP1 Class A, 2.99% 5/15/24 (f)	9	9
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 3.1534% 9/28/30 (a)(b)	2,564	2,566
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A, 3.82% 1/15/26 (f)	3,340	3,345
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 3.4199% 8/25/35 (a)(b)	1	1
Dell Equipment Finance Trust Series 2018-1 Class A3, 3.18% 6/22/23 (f)	612	613
DLL Securitization Trust Series 2018-1 Class A3, 3.1% 4/18/22 (f)	600	601
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (f)	2,589	2,591
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	4,690	4,756
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.8493% 5/25/26 (a)(b)	771	769
GMF Floorplan Owner Revolving Trust Series 2016-1 Class A1, 1.96% 5/17/21 (f)	9,901	9,886
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	29	9
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 3.1669% 4/10/31 (a)(b)(f)	2,143	2,146
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (f)	6,737	6,751
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.7799% 8/25/36 (a)(b)	378	378
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (f)	3,044	3,045
Series 2018-3A Class A 3.5545% 11/25/28 (f)	8,354	8,360
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0899% 7/26/66 (a)(b)(f)	727	728
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.1199% 9/25/23 (a)(b)(f)	4,627	4,626
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.5706% 7/25/25 (a)(b)	224	224
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (f)	941	942
Series 2018-2A Class A, 3.35% 10/15/24 (f)	1,092	1,093
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.2582% 12/15/27 (a)(b)(f)	2,062	2,062
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.9199% 5/25/35 (a)(b)	316	316
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (f)	1,114	1,118
Series 2018-6 Class A1A, 3.75% 3/25/58 (f)	5,627	5,640
Series 2019-1 Class A1, 3.75% 3/25/58 (f)	2,176	2,177
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (f)	9,017	9,022
Series 2019-1A Class A, 3.48% 3/15/25 (f)	524	524
TOTAL ASSET-BACKED SECURITIES
(Cost $85,650)		85,863

Collateralized Mortgage Obligations - 9.8%
Private Sponsor - 2.3%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.65% 6/27/36 (a)(b)(f)	2,062	2,015
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.906% 3/27/36 (a)(f)	$392	$392
Series 2010-RR2 Class 5A2, 5% 12/26/36 (f)	146	147
Series 2012-RR5 Class 8A5, 2.703% 7/26/36 (a)(f)	333	327
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	2,607	2,597
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.704% 1/25/37 (a)(f)	257	261
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (f)	904	900
Series 2012-2R Class 1A1, 4.6607% 5/27/35 (a)(f)	175	174
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.79% 5/27/37 (a)(b)(f)	1,884	1,807
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 3.2063% 5/27/37 (a)(b)(f)	330	316
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(f)	2,091	2,072
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 3.101% 8/25/60 (b)(f)	1,085	1,081
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.2073% 10/15/54 (a)(b)(f)	1,227	1,224
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.709% 6/21/36 (a)(b)(f)	557	552
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.467% 12/22/69 (a)(b)(f)	701	702
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.1696% 7/25/19 (a)	8	8
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (a)(b)	265	262
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 3.1673% 7/15/58 (a)(b)(f)	3,146	3,135
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.1299% 9/25/43 (a)(b)	1,873	1,859
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 4.6018% 9/25/33 (a)	296	297
Series 2005-AR10 Class 2A15, 4.7686% 6/25/35 (a)	2,000	2,056
Series 2005-AR2 Class 1A2, 5.0795% 3/25/35 (a)	95	96
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.0108% 6/27/36 (a)(f)	55	55
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (f)	869	862
		23,197
U.S. Government Agency - 7.5%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6101% 12/25/33 (a)(g)(h)	166	36
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	287	308
Series 1999-32 Class PL, 6% 7/25/29	275	296
Series 1999-33 Class PK, 6% 7/25/29	194	209
Series 2001-52 Class YZ, 6.5% 10/25/31	24	26
Series 2005-39 Class TE, 5% 5/25/35	433	464
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.0763% 8/25/35 (a)(h)	24	28
Series 2012-149:
Class DA, 1.75% 1/25/43	228	218
Class GA, 1.75% 6/25/42	235	225
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	291	314
Series 2001-31 Class ZC, 6.5% 7/25/31	132	145
Series 2002-16 Class ZD, 6.5% 4/25/32	47	52
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.0601% 11/25/32 (a)(g)(h)	107	13
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	306	27
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1501% 12/25/36 (a)(g)(h)	107	20
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9501% 5/25/37 (a)(g)(h)	62	10
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.7571% 9/25/23 (a)(h)	12	14
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6101% 3/25/33 (a)(g)(h)	45	8
Series 2005-79 Class ZC, 5.9% 9/25/35	279	310
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.6807% 6/25/37 (a)(h)	220	402
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 24.6607% 7/25/37 (a)(h)	67	106
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.8601% 3/25/38 (a)(g)(h)	337	51
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	1	0
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	10	0
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	10	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.5601% 12/25/40 (a)(g)(h)	318	43
Class ZA, 4.5% 12/25/40	148	157
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	331	28
Series 2010-150 Class ZC, 4.75% 1/25/41	1,104	1,190
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	0	0
Series 2010-95 Class ZC, 5% 9/25/40	2,238	2,428
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	50	1
Series 2011-4 Class PZ, 5% 2/25/41	491	549
Series 2011-67 Class AI, 4% 7/25/26 (g)	99	8
Series 2011-83 Class DI, 6% 9/25/26 (g)	87	6
Series 2012-100 Class WI, 3% 9/25/27 (g)	955	83
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.1601% 12/25/30 (a)(g)(h)	341	36
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.0601% 6/25/41 (a)(g)(h)	421	53
Series 2013-133 Class IB, 3% 4/25/32 (g)	666	57
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.5601% 1/25/44 (a)(g)(h)	310	47
Series 2013-51 Class GI, 3% 10/25/32 (g)	237	22
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2301% 6/25/35 (a)(g)(h)	344	55
Series 2015-42 Class IL, 6% 6/25/45 (g)	1,390	305
Series 2015-70 Class JC, 3% 10/25/45	1,729	1,724
Series 2017-30 Class AI, 5.5% 5/25/47	745	156
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	91	21
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	62	12
Class 13, 6% 3/25/34 (g)	82	16
Series 359 Class 19, 6% 7/25/35 (a)(g)	50	10
Series 384 Class 6, 5% 7/25/37 (g)	184	34
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	325	349
Series 2104 Class PG, 6% 12/15/28	92	100
Series 2121 Class MG, 6% 2/15/29	131	141
Series 2154 Class PT, 6% 5/15/29	231	250
Series 2162 Class PH, 6% 6/15/29	33	35
Series 2520 Class BE, 6% 11/15/32	168	183
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1113% 3/15/23 (a)(g)(h)	8	0
Series 2693 Class MD, 5.5% 10/15/33	2,850	3,098
Series 2802 Class OB, 6% 5/15/34	609	650
Series 3002 Class NE, 5% 7/15/35	271	286
Series 3189 Class PD, 6% 7/15/36	241	269
Series 3415 Class PC, 5% 12/15/37	74	79
Series 3786 Class HI, 4% 3/15/38 (g)	301	18
Series 3806 Class UP, 4.5% 2/15/41	732	757
Series 3832 Class PE, 5% 3/15/41	888	948
Series 4135 Class AB, 1.75% 6/15/42	174	167
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	45	48
Series 2135 Class JE, 6% 3/15/29	155	167
Series 2274 Class ZM, 6.5% 1/15/31	81	90
Series 2281 Class ZB, 6% 3/15/30	63	68
Series 2357 Class ZB, 6.5% 9/15/31	164	183
Series 2502 Class ZC, 6% 9/15/32	161	177
Series 3871 Class KB, 5.5% 6/15/41	943	1,047
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1113% 2/15/36 (a)(g)(h)	93	16
Series 1658 Class GZ, 7% 1/15/24	148	157
Series 2013-4281 Class AI, 4% 12/15/28 (g)	691	51
Series 2017-4683 Class LM, 3% 5/15/47	1,442	1,431
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 5.7113% 11/15/31 (a)(g)(h)	573	76
Series 2587 Class IM, 6.5% 3/15/33 (g)	88	20
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.6231% 8/15/24 (a)(h)	4	4
Class SD, 86.400% - 1 month U.S. LIBOR 54.0962% 8/15/24 (a)(h)	5	7
Series 2933 Class ZM, 5.75% 2/15/35	620	701
Series 2935 Class ZK, 5.5% 2/15/35	911	991
Series 2947 Class XZ, 6% 3/15/35	364	400
Series 2996 Class ZD, 5.5% 6/15/35	457	507
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1013% 10/15/35 (a)(g)(h)	122	21
Series 3237 Class C, 5.5% 11/15/36	690	756
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.1713% 11/15/36 (a)(g)(h)	262	44
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.2613% 3/15/37 (a)(g)(h)	349	62
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.2713% 4/15/37 (a)(g)(h)	514	94
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.0913% 6/15/37 (a)(g)(h)	228	35
Series 3949 Class MK, 4.5% 10/15/34	194	201
Series 3955 Class YI, 3% 11/15/21 (g)	311	9
Series 4055 Class BI, 3.5% 5/15/31 (g)	598	58
Series 4149 Class IO, 3% 1/15/33 (g)	106	13
Series 4314 Class AI, 5% 3/15/34 (g)	215	20
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,062	131
Series 4471 Class PA 4% 12/15/40	2,128	2,169
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	132	145
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,054	2,128
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	3,153	3,117
Series 2018-2 Class MA, 3.5% 11/25/57	796	798
Series 2018-3 Class MA, 3.5% 8/25/57	11,472	11,405
Series 2018-4 Class MA, 3.5% 3/25/58	3,780	3,780
Series 2018-3 Class M55D, 4% 8/25/57	495	510
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	1,544	1,553
Class A2, 3.5% 6/25/28 (f)	389	386
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2086% 6/16/37 (a)(g)(h)	128	22
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 7/20/60 (a)(b)(i)	216	215
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.8071% 9/20/60 (a)(b)(i)	271	270
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.8071% 8/20/60 (a)(b)(i)	298	296
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 4/20/61 (a)(b)(i)	111	111
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1571% 5/20/61 (a)(b)(i)	62	62
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.0305% 12/20/40 (a)(h)	1,181	1,251
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	208	23
Series 2017-134 Class BA, 2.5% 11/20/46	232	226
sequential payer:
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 5.4686% 4/16/32 (a)(g)(h)	633	104
Series 2002-42 Class ZA, 6% 6/20/32	207	226
Series 2004-24 Class ZM, 5% 4/20/34	417	444
Series 2010-160 Class DY, 4% 12/20/40	2,706	2,819
Series 2010-170 Class B, 4% 12/20/40	608	633
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 5.7153% 11/20/31 (a)(g)(h)	302	54
Class ST, 7.700% - 1 month U.S. LIBOR 5.2186% 8/16/27 (a)(g)(h)	160	21
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0186% 5/16/34 (a)(g)(h)	226	34
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7186% 8/17/34 (a)(g)(h)	90	17
Series 2011-52 Class HI, 7% 4/16/41 (g)	932	204
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2186% 6/16/42 (a)(g)(h)	406	66
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3537% 4/20/39 (a)(h)	440	447
Class ST, 8.800% - 1 month U.S. LIBOR 5.487% 8/20/39 (a)(h)	1,448	1,485
Series 2013-149 Class MA, 2.5% 5/20/40	3,261	3,197
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	4,795	4,775
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	2,112	2,103
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (a)(b)(i)	4,618	4,615
		74,949
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $98,813)		98,146

Commercial Mortgage Securities - 10.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (a)(g)	36	0
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (f)	1,166	1,170
Series 2018-C2 Class A5, 4.314% 12/15/51	2,500	2,642
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	1,818	1,912
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,753	4,911
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.9367% 9/10/58 (a)(g)	20,723	955
Series 2016-P6 Class XA, 0.8135% 12/10/49 (a)(g)	20,649	807
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (f)	354	354
Series 2014-CR19 Class XA, 1.1684% 8/10/47 (a)(g)	30,464	1,192
Series 2014-CR20 Class XA, 1.1177% 11/10/47 (a)(g)	5,569	244
Series 2014-LC17 Class XA, 0.8865% 10/10/47 (a)(g)	22,312	613
Series 2014-UBS4 Class XA, 1.1704% 8/10/47 (a)(g)	25,160	1,076
Series 2014-UBS6 Class XA, 0.9432% 12/10/47 (a)(g)	13,157	514
Series 2015-DC1 Class XA, 1.1268% 2/10/48 (a)(g)	33,850	1,462
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (f)	672	696
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	9,096	8,851
Freddie Mac:
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	2,776	2,774
Series K072 Class A2, 3.444% 12/25/27	648	659
Series K073 Class A2, 3.35% 1/25/28	4,349	4,388
Series K155:
Class A1, 3.75% 11/25/29	196	204
Class A2, 3.75% 11/25/32	2,776	2,853
Series K158 Class A2, 3.9% 12/25/30	2,100	2,155
Series 2018-K075 Class A2, 3.65% 2/25/28	6,542	6,750
Series K076 Class A2, 3.9% 4/25/28	2,128	2,237
Series K077 Class A2, 3.85% 5/25/28	5,239	5,484
Series K079 Class A2, 3.926% 6/25/28	4,244	4,476
Series K086 Class A2, 3.859% 11/25/28	3,400	3,565
Series K157 Class A2, 3.99% 5/25/33	3,470	3,630
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/51	3,609	3,779
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.9388% 9/15/31 (a)(b)(f)	6,524	6,534
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.5788% 10/15/31 (a)(b)(f)	562	563
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	1,600	1,644
Series 2013-GC12 Class XA, 1.4341% 6/10/46 (a)(g)	6,474	315
Series 2014-GC20 Class XA, 1.0639% 4/10/47 (a)(g)	5,088	192
Series 2015-GC34 Class XA, 1.3348% 10/10/48 (a)(g)	10,417	672
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.0488% 4/15/47 (a)(g)	5,427	98
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (f)	1,048	1,093
Class XAFX, 1 month U.S. LIBOR + 0.000% 1.116% 7/5/33 (a)(b)(f)(g)	9,000	409
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1156% 10/15/48 (a)(g)	12,527	677
Morgan Stanley Capital I Trust floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.3388% 8/15/33 (a)(b)(f)	2,637	2,624
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(f)	804	786
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (a)(b)(f)	877	875
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0685% 12/15/50 (a)(g)	15,582	1,073
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2941% 4/10/46 (a)(b)(f)	1,417	1,437
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,700	1,686
Series 2015-C31 Class XA, 1.0626% 11/15/48 (a)(g)	10,834	598
Series 2017-C42 Class XA, 0.8968% 12/15/50 (a)(g)	18,183	1,151
Series 2018-C46 Class XA, 0.9491% 8/15/51 (a)(g)	11,999	740
Series 2018-C48 Class A5, 4.302% 1/15/52	1,376	1,451
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.2088% 6/15/46 (a)(b)(f)	1,506	1,508
Series 2014-C24 Class XA, 0.8715% 11/15/47 (a)(g)	8,110	288
Series 2014-C25 Class A5, 3.631% 11/15/47	5,020	5,104
Series 2014-LC14 Class XA, 1.2676% 3/15/47 (a)(g)	8,920	414
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $101,884)		102,285
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.44% (j)
(Cost $19,887)	19,883,344	19,887
TOTAL INVESTMENT IN SECURITIES - 159.5%
(Cost $1,604,736)		1,595,544
NET OTHER ASSETS (LIABILITIES) - (59.5)%		(595,121)
NET ASSETS - 100%		$1,000,423

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 3/1/34	$(6,300)	$(6,177)
2.5% 3/1/34	(2,500)	(2,451)
2.5% 3/1/34	(2,500)	(2,451)
2.5% 3/1/34	(6,300)	(6,177)
2.5% 3/1/49	(283)	(268)
2.5% 3/1/49	(283)	(268)
2.5% 3/1/49	(800)	(758)
2.5% 3/1/49	(800)	(758)
3% 3/1/34	(7,200)	(7,186)
3% 3/1/34	(10,900)	(10,878)
3% 3/1/34	(7,700)	(7,685)
3% 3/1/49	(19,300)	(18,854)
3% 3/1/49	(11,300)	(11,039)
3% 3/1/49	(2,350)	(2,296)
3% 3/1/49	(6,375)	(6,228)
3% 3/1/49	(425)	(415)
3% 3/1/49	(1,550)	(1,514)
3% 3/1/49	(600)	(586)
3% 3/1/49	(800)	(782)
3% 3/1/49	(800)	(782)
3% 3/1/49	(3,700)	(3,614)
3% 3/1/49	(3,700)	(3,614)
3% 3/1/49	(1,900)	(1,856)
3% 3/1/49	(1,800)	(1,758)
3% 3/1/49	(1,900)	(1,856)
3% 3/1/49	(3,700)	(3,614)
3% 3/1/49	(1,800)	(1,758)
3% 3/1/49	(3,700)	(3,614)
3% 3/1/49	(19,300)	(18,854)
3.5% 3/1/34	(2,200)	(2,235)
3.5% 3/1/34	(10,800)	(10,971)
3.5% 3/1/34	(11,100)	(11,276)
3.5% 3/1/34	(6,300)	(6,400)
3.5% 3/1/34	(2,500)	(2,540)
3.5% 3/1/34	(15,100)	(15,340)
3.5% 3/1/34	(20,500)	(20,825)
3.5% 3/1/34	(900)	(914)
3.5% 3/1/34	(2,500)	(2,540)
3.5% 3/1/34	(13,300)	(13,511)
3.5% 3/1/34	(13,300)	(13,511)
3.5% 3/1/49	(400)	(400)
3.5% 3/1/49	(1,100)	(1,100)
3.5% 3/1/49	(11,300)	(11,302)
3.5% 3/1/49	(2,900)	(2,901)
3.5% 3/1/49	(2,475)	(2,475)
3.5% 3/1/49	(3,000)	(3,001)
4% 3/1/49	(1,500)	(1,529)
4% 3/1/49	(1,500)	(1,529)
4% 3/1/49	(5,700)	(5,810)
4% 3/1/49	(8,000)	(8,155)
4.5% 3/1/49	(9,900)	(10,244)

TOTAL FANNIE MAE		(276,600)

Ginnie Mae
2.5% 3/1/49	(1,350)	(1,290)
2.5% 3/1/49	(1,225)	(1,171)
2.5% 3/1/49	(750)	(717)
2.5% 3/1/49	(800)	(765)
3.5% 3/1/49	(13,900)	(14,020)
3.5% 3/1/49	(13,900)	(14,020)
4% 3/1/49	(4,500)	(4,618)
4% 3/1/49	(275)	(282)
4% 3/1/49	(1,225)	(1,257)
4% 3/1/49	(1,225)	(1,257)
4% 3/1/49	(56,550)	(58,033)
4% 3/1/49	(18,450)	(18,934)
4% 3/1/49	(750)	(770)
4% 4/1/49	(750)	(769)
4% 4/1/49	(750)	(769)
4% 4/1/49	(800)	(820)
4.5% 3/1/49	(13,000)	(13,451)
4.5% 3/1/49	(9,700)	(10,036)
4.5% 3/1/49	(4,850)	(5,018)
4.5% 3/1/49	(4,900)	(5,070)
4.5% 3/1/49	(400)	(414)
4.5% 3/1/49	(1,350)	(1,396)

TOTAL GINNIE MAE		(154,877)

TOTAL TBA SALE COMMITMENTS
(Proceeds $431,707)		$(431,477)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	5,100	$(72)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	5,600	(119)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	17,600	(347)

TOTAL PUT SWAPTIONS			(538)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	5,100	(182)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	5,600	(184)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	17,600	(586)

TOTAL CALL SWAPTIONS			(952)

TOTAL WRITTEN SWAPTIONS			$(1,490)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	100	June 2019	$14,447	$(150)	$(150)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	13	June 2019	2,075	(34)	(34)
Total Purchased					(184)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	42	June 2019	8,912	5	5
CBOT 5-Year U.S. Treasury Note Contracts (United States)	129	June 2019	14,779	22	22
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	June 2019	1,342	4	4
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	321	June 2019	41,554	231	231
Total Sold					262
TOTAL FUTURES CONTRACTS					$78

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

The notional amount of futures sold as a percentage of Net Assets is 6.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $117,687.

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$5,654	$(28)	$(41)	$(69)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,450	(27)	(6)	(33)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	746	(4)	(5)	(9)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	7,900	(39)	(28)	(67)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	8,000	(39)	(2)	(41)
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	3,100	(15)	(22)	(37)

TOTAL CREDIT DEFAULT SWAPS							$(152)	$(104)	$(256)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Mar. 2029	$2,000	$(66)	$0	$(66)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $596,000.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $84,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,265,000 or 10.9% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$140
Total	$140

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,289,363	$--	$1,289,363	$--
Asset-Backed Securities	85,863	--	85,863	--
Collateralized Mortgage Obligations	98,146	--	98,146	--
Commercial Mortgage Securities	102,285	--	102,285	--
Money Market Funds	19,887	19,887	--	--
Total Investments in Securities:	$1,595,544	$19,887	$1,575,657	$--
Derivative Instruments:
Assets
Futures Contracts	$262	$262	$--	$--
Total Assets	$262	$262	$--	$--
Liabilities
Futures Contracts	$(184)	$(184)	$--	$--
Swaps	(218)	--	(218)	--
Written Swaptions	(1,490)	--	(1,490)	--
Total Liabilities	$(1,892)	$(184)	$(1,708)	$--
Total Derivative Instruments:	$(1,630)	$78	$(1,708)	$--
Other Financial Instruments:
TBA Sale Commitments	$(431,477)	$--	$(431,477)	$--
Total Other Financial Instruments:	$(431,477)	$--	$(431,477)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(152)
Total Credit Risk	0	(152)
Interest Rate Risk
Futures Contracts(b)	262	(184)
Swaps(a)	0	(66)
Written Swaptions(c)	0	(1,490)
Total Interest Rate Risk	262	(1,740)
Total Value of Derivatives	$262	$(1,892)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,584,849)	$1,575,657
Fidelity Central Funds (cost $19,887)	19,887
Total Investment in Securities (cost $1,604,736)		$1,595,544
Receivable for investments sold
Regular delivery		32,464
Delayed delivery		45,779
Receivable for premium on written options		1,814
Receivable for TBA sale commitments		431,707
Receivable for fund shares sold		1,218
Interest receivable		2,984
Distributions receivable from Fidelity Central Funds		37
Receivable for daily variation margin on futures contracts		60
Receivable for daily variation margin on centrally cleared OTC swaps		7
Total assets		2,111,614
Liabilities
Payable for investments purchased
Regular delivery	$564
Delayed delivery	675,793
TBA sale commitments, at value	431,477
Payable for fund shares redeemed	692
Distributions payable	627
Bi-lateral OTC swaps, at value	152
Accrued management fee	253
Distribution and service plan fees payable	16
Written options, at value (premium receivable $1,814)	1,490
Other affiliated payables	125
Other payables and accrued expenses	2
Total liabilities		1,111,191
Net Assets		$1,000,423
Net Assets consist of:
Paid in capital		$1,031,280
Total distributable earnings (loss)		(30,857)
Net Assets		$1,000,423
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($24,732 ÷ 2,253.3 shares)		$10.98
Maximum offering price per share (100/96.00 of $10.98)		$11.44
Class M:
Net Asset Value and redemption price per share ($14,832 ÷ 1,348.6 shares)		$11.00
Maximum offering price per share (100/96.00 of $11.00)		$11.46
Class C:
Net Asset Value and offering price per share ($8,662 ÷ 790.4 shares)(a)		$10.96
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($900,986 ÷ 81,880.8 shares)		$11.00
Class I:
Net Asset Value, offering price and redemption price per share ($50,388 ÷ 4,595.4 shares)		$10.96
Class Z:
Net Asset Value, offering price and redemption price per share ($823 ÷ 75.0 shares)		$10.97

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$15,272
Income from Fidelity Central Funds		140
Total income		15,412
Expenses
Management fee	$1,476
Transfer agent fees	517
Distribution and service plan fees	94
Fund wide operations fee	213
Independent trustees' fees and expenses	2
Commitment fees	1
Total expenses before reductions	2,303
Expense reductions	(2)
Total expenses after reductions		2,301
Net investment income (loss)		13,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,562
Redemptions in-kind with affiliated entities	(2,018)
Futures contracts	(2,317)
Swaps	26
Total net realized gain (loss)		(2,747)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,496
Futures contracts	45
Swaps	(322)
Written options	258
Delayed delivery commitments	257
Total change in net unrealized appreciation (depreciation)		9,734
Net gain (loss)		6,987
Net increase (decrease) in net assets resulting from operations		$20,098

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,111	$23,972
Net realized gain (loss)	(2,747)	(7,306)
Change in net unrealized appreciation (depreciation)	9,734	(25,517)
Net increase (decrease) in net assets resulting from operations	20,098	(8,851)
Distributions to shareholders	(12,968)	–
Distributions to shareholders from net investment income	–	(29,211)
Total distributions	(12,968)	(29,211)
Share transactions - net increase (decrease)	(8,182)	(27,935)
Total increase (decrease) in net assets	(1,052)	(65,997)
Net Assets
Beginning of period	1,001,475	1,067,472
End of period	$1,000,423	$1,001,475
Other Information
Distributions in excess of net investment income end of period		$(10,200)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.89	$11.30	$11.44	$11.29	$11.24	$10.89
Income from Investment Operations
Net investment income (loss)A	.130	.226	.185	.217	.223	.239
Net realized and unrealized gain (loss)	.088	(.353)	(.124)	.173	.047	.341
Total from investment operations	.218	(.127)	.061	.390	.270	.580
Distributions from net investment income	(.128)	(.283)	(.201)	(.234)	(.217)	(.230)
Distributions from net realized gain	–	–	–	(.006)	(.003)	–
Total distributions	(.128)	(.283)	(.201)	(.240)	(.220)	(.230)
Net asset value, end of period	$10.98	$10.89	$11.30	$11.44	$11.29	$11.24
Total ReturnB,C,D	2.02%	(1.13)%	.56%	3.49%	2.41%	5.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%G	.79%	.79%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.81%G	.79%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.81%G	.79%	.79%	.79%	.81%	.81%
Net investment income (loss)	2.41%G	2.05%	1.64%	1.92%	1.97%	2.15%
Supplemental Data
Net assets, end of period (in millions)	$25	$27	$35	$49	$38	$41
Portfolio turnover rateH	630%G,I	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$11.32	$11.46	$11.31	$11.27	$10.92
Income from Investment Operations
Net investment income (loss)A	.129	.226	.184	.218	.225	.242
Net realized and unrealized gain (loss)	.089	(.354)	(.123)	.172	.037	.340
Total from investment operations	.218	(.128)	.061	.390	.262	.582
Distributions from net investment income	(.128)	(.282)	(.201)	(.234)	(.219)	(.232)
Distributions from net realized gain	–	–	–	(.006)	(.003)	–
Total distributions	(.128)	(.282)	(.201)	(.240)	(.222)	(.232)
Net asset value, end of period	$11.00	$10.91	$11.32	$11.46	$11.31	$11.27
Total ReturnB,C,D	2.01%	(1.13)%	.55%	3.48%	2.33%	5.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.80%	.79%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.82%G	.80%	.79%	.79%	.79%	.79%
Expenses net of all reductions	.82%G	.80%	.79%	.79%	.79%	.79%
Net investment income (loss)	2.40%G	2.04%	1.63%	1.92%	1.98%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$15	$15	$20	$25	$20	$22
Portfolio turnover rateH	630%G,I	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$11.28	$11.42	$11.27	$11.23	$10.88
Income from Investment Operations
Net investment income (loss)A	.090	.144	.100	.133	.141	.160
Net realized and unrealized gain (loss)	.088	(.353)	(.123)	.172	.037	.342
Total from investment operations	.178	(.209)	(.023)	.305	.178	.502
Distributions from net investment income	(.088)	(.201)	(.117)	(.149)	(.135)	(.152)
Distributions from net realized gain	–	–	–	(.006)	(.003)	–
Total distributions	(.088)	(.201)	(.117)	(.155)	(.138)	(.152)
Net asset value, end of period	$10.96	$10.87	$11.28	$11.42	$11.27	$11.23
Total ReturnB,C,D	1.65%	(1.86)%	(.19)%	2.72%	1.59%	4.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.54%	1.54%	1.53%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.54%	1.54%	1.53%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.54%	1.54%	1.53%	1.52%
Net investment income (loss)	1.67%G	1.30%	.89%	1.17%	1.25%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$9	$9	$13	$19	$16	$17
Portfolio turnover rateH	630%G,I	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$11.33	$11.47	$11.31	$11.27	$10.92
Income from Investment Operations
Net investment income (loss)A	.149	.264	.223	.257	.264	.279
Net realized and unrealized gain (loss)	.088	(.363)	(.123)	.182	.037	.341
Total from investment operations	.237	(.099)	.100	.439	.301	.620
Distributions from net investment income	(.147)	(.321)	(.240)	(.273)	(.258)	(.270)
Distributions from net realized gain	–	–	–	(.006)	(.003)	–
Total distributions	(.147)	(.321)	(.240)	(.279)	(.261)	(.270)
Net asset value, end of period	$11.00	$10.91	$11.33	$11.47	$11.31	$11.27
Total ReturnB,C	2.20%	(.87)%	.90%	3.93%	2.68%	5.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.76%F	2.39%	1.98%	2.26%	2.33%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$901	$894	$926	$948	$856	$785
Portfolio turnover rateG	630%F,H	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$11.28	$11.43	$11.27	$11.23	$10.88
Income from Investment Operations
Net investment income (loss)A	.147	.259	.218	.250	.256	.271
Net realized and unrealized gain (loss)	.088	(.353)	(.134)	.182	.038	.342
Total from investment operations	.235	(.094)	.084	.432	.294	.613
Distributions from net investment income	(.145)	(.316)	(.234)	(.266)	(.251)	(.263)
Distributions from net realized gain	–	–	–	(.006)	(.003)	–
Total distributions	(.145)	(.316)	(.234)	(.272)	(.254)	(.263)
Net asset value, end of period	$10.96	$10.87	$11.28	$11.43	$11.27	$11.23
Total ReturnB,C	2.18%	(.83)%	.76%	3.88%	2.64%	5.69%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.49%F	.49%	.49%	.50%	.50%	.51%
Net investment income (loss)	2.73%F	2.35%	1.94%	2.21%	2.28%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$50	$56	$73	$79	$72	$48
Portfolio turnover rateG	630%F,H	363%	357%	404%	439%	398%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class Z

Six months ended (Unaudited) February 28,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.80
Income from Investment Operations
Net investment income (loss)B	.129
Net realized and unrealized gain (loss)	.166
Total from investment operations	.295
Distributions from net investment income	(.125)
Distributions from net realized gain	–
Total distributions	(.125)
Net asset value, end of period	$10.97
Total ReturnC,D	2.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.36%G
Expenses net of all reductions	.35%G
Net investment income (loss)	2.88%G
Supplemental Data
Net assets, end of period (in millions)	$1
Portfolio turnover rateH	630%G,I

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Mortgage Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,704
Gross unrealized depreciation	(46,594)
Net unrealized appreciation (depreciation)	$(8,890)
Tax cost	$1,604,741

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,774)
Long-term	(1,360)
Total capital loss carryforward	$(9,134)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$61	$(256)
Total Credit Risk	$61	$(256)
Interest Rate Risk
Futures Contracts	$(2,317)	$45
Swaps	(35)	(66)
Written Options	–	258
Total Interest Rate Risk	(2,352)	237
Totals	$(2,291)	$(19)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, in-kind transactions and U.S. government securities, aggregated $81,485 and $75,851, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$31	$–(a)
Class M	-%	.25%	18	–(a)
Class C	.75%	.25%	45	1
			$94	$1

 (a) Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1
Class M	–(a)
Class C(b)	–(a)
$1

 (a) Amount represents less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$25.20
Class M	16.21
Class C	8.19
Fidelity Mortgage Securities Fund	433.10
Class I	35.14
Class Z	–(b)	.05
	$517

 (a) Annualized

 (b) Amount represents less than five hundred dollars.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 6,861 shares of the Fund were redeemed in-kind for investments, including accrued interest and cash with a value of $73,960. The net realized loss of $(2,018) on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$–(a)

 (a) Amount represents less than five hundred dollars.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019(a)	Year ended August 31, 2018
Distributions to shareholders
Class A	$291	$–
Class M	174	–
Class C	73	–
Fidelity Mortgage Securities Fund	11,734	–
Class I	691	–
Class Z	5	–
Total	$12,968	$–
From net investment income
Class A	$–	$799
Class M	–	448
Class C	–	206
Fidelity Mortgage Securities Fund	–	25,901
Class I	–	1,857
Total	$–	$29,211

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019(a)	Year ended August 31, 2018	Six months ended February 28, 2019(a)	Year ended August 31, 2018
Class A
Shares sold	149	185	$1,641	$2,030
Reinvestment of distributions	24	67	263	739
Shares redeemed	(376)	(914)	(4,086)	(10,039)
Net increase (decrease)	(203)	(662)	$(2,182)	$(7,270)
Class M
Shares sold	36	68	$394	$759
Reinvestment of distributions	16	40	170	437
Shares redeemed	(84)	(460)	(912)	(5,055)
Net increase (decrease)	(32)	(352)	$(348)	$(3,859)
Class C
Shares sold	19	40	$215	$437
Reinvestment of distributions	7	18	72	200
Shares redeemed	(107)	(359)	(1,159)	(3,946)
Net increase (decrease)	(81)	(301)	$(872)	$(3,309)
Fidelity Mortgage Securities Fund
Shares sold	16,382	22,955	$178,426	$253,501
Reinvestment of distributions	775	1,869	8,446	20,654
Shares redeemed	(17,225)(b)	(24,644)	(186,532)(b)	(272,741)
Net increase (decrease)	(68)	180	$340	$1,414
Class I
Shares sold	339	1,688	$3,702	$18,724
Reinvestment of distributions	62	163	673	1,799
Shares redeemed	(953)	(3,204)	(10,315)	(35,434)
Net increase (decrease)	(552)	(1,353)	$(5,940)	$(14,911)
Class Z
Shares sold	81	–	$876	$–
Reinvestment of distributions	–	–	5	–
Shares redeemed	(6)	–	(61)	–
Net increase (decrease)	75	–	$820	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind notes for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019) for Class A, Class M, Class C, Fidelity Mortgage Securities and Class I, and for the period (October 2, 2018 to February 28, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2019	Expenses Paid During Period
Class A	.81%
Actual		$1,000.00	$1,020.20	$4.06-B
Hypothetical-C		$1,000.00	$1,020.78	$4.06-D
Class M	.82%
Actual		$1,000.00	$1,020.10	$4.11-B
Hypothetical-C		$1,000.00	$1,020.73	$4.11-D
Class C	1.55%
Actual		$1,000.00	$1,016.50	$7.75-B
Hypothetical-C		$1,000.00	$1,017.11	$7.75-D
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$1,022.00	$2.26-B
Hypothetical-C		$1,000.00	$1,022.56	$2.26-D
Class I	.49%
Actual		$1,000.00	$1,021.80	$2.46-B
Hypothetical-C		$1,000.00	$1,022.36	$2.46-D
Class Z	.36%
Actual		$1,000.00	$1,027.50	$1.50-B
Hypothetical-C		$1,000.00	$1,023.01	$1.81-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, Fidelity Mortgage Securities and Class I and multiplied by 150/365 (to reflect the period October 2, 2018 to February 28, 2019) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2017.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AMOR-SANN-0419
1.703540.121

Fidelity Advisor® Limited Term Bond Fund Semi-Annual Report February 28, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	6.5%
AAA	14.5%
AA	3.5%
A	21.1%
BBB	45.8%
BB and Below	6.9%
Not Rated	0.8%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	72.9%
U.S. Government and U.S. Government Agency Obligations	6.5%
Asset-Backed Securities	5.6%
CMOs and Other Mortgage Related Securities	10.4%
Municipal Bonds	0.6%
Other Investments	3.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 15.8%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 72.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
2.45% 6/30/20	$5,088,000	$5,051,869
2.8% 2/17/21	4,000,000	3,974,709
3.6% 2/17/23	13,959,000	14,046,687
BellSouth Corp. 4.333% 4/26/19 (a)(b)	5,000,000	5,010,250
CenturyLink, Inc. 6.15% 9/15/19	592,000	598,660
Verizon Communications, Inc.:
1.75% 8/15/21	6,575,000	6,436,268
2.946% 3/15/22	3,961,000	3,959,172
3% 11/1/21	4,318,000	4,339,158
3.125% 3/16/22	2,000,000	2,009,005
5.15% 9/15/23	6,340,000	6,880,272
		52,306,050
Entertainment - 0.1%
Time Warner, Inc. 4.75% 3/29/21	3,683,000	3,812,053
Media - 3.0%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,343,397
CBS Corp. 2.3% 8/15/19	3,663,000	3,654,170
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	5,000,000	5,022,623
4.464% 7/23/22	16,000,000	16,411,462
Comcast Corp.:
1.625% 1/15/22	15,111,000	14,558,497
3.45% 10/1/21	5,500,000	5,563,890
3.7% 4/15/24	4,500,000	4,601,994
3.95% 10/15/25	2,610,000	2,689,837
Discovery Communications LLC 2.95% 3/20/23	7,000,000	6,783,397
Time Warner Cable, Inc. 8.25% 4/1/19	500,000	502,017
		73,131,284

TOTAL COMMUNICATION SERVICES		129,249,387

CONSUMER DISCRETIONARY - 5.6%
Automobiles - 4.0%
American Honda Finance Corp.:
1.7% 9/9/21	3,613,000	3,496,893
2% 2/14/20	5,000,000	4,965,080
2.65% 2/12/21	5,000,000	4,984,078
BMW U.S. Capital LLC:
2.7% 4/6/22 (a)	5,799,000	5,725,811
3.45% 4/12/23 (a)	7,000,000	7,038,316
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	3,020,000	2,995,293
2.3% 1/6/20 (a)	5,000,000	4,968,391
2.3% 2/12/21 (a)	5,500,000	5,402,630
2.45% 5/18/20 (a)	6,415,000	6,354,048
2.85% 1/6/22 (a)	3,175,000	3,123,879
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,980,360
2.65% 4/13/20	7,684,000	7,636,849
3.15% 1/15/20	5,000,000	4,999,524
3.2% 7/13/20	5,000,000	5,002,060
3.25% 1/5/23	5,000,000	4,880,867
3.55% 4/9/21	3,143,000	3,143,661
4.15% 6/19/23	5,231,000	5,245,022
4.2% 3/1/21	3,000,000	3,033,982
Volkswagen Group of America Finance LLC:
2.4% 5/22/20 (a)	4,458,000	4,413,167
4% 11/12/21 (a)	5,000,000	5,063,778
		97,453,689
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,198,474
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.:
2.2% 5/26/20	5,000,000	4,962,447
2.625% 1/15/22	3,229,000	3,202,467
2.75% 12/9/20	5,345,000	5,336,099
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,373,243
		15,874,256
Household Durables - 0.5%
D.R. Horton, Inc.:
2.55% 12/1/20	3,743,000	3,695,720
4% 2/15/20	3,000,000	3,022,486
Lennar Corp. 2.95% 11/29/20	5,800,000	5,698,500
		12,416,706
Media - 0.1%
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	2,994,044
Specialty Retail - 0.1%
AutoZone, Inc. 3.125% 7/15/23	3,247,000	3,196,498

TOTAL CONSUMER DISCRETIONARY		136,133,667

CONSUMER STAPLES - 4.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	9,190,000	9,244,490
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,276,000	4,413,944
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.3838% 11/15/21 (b)(c)	5,630,000	5,604,401
		19,262,835
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000,000	9,947,025
Kroger Co. 3.3% 1/15/21	5,000,000	5,023,284
		14,970,309
Food Products - 0.7%
Conagra Brands, Inc. 3.8% 10/22/21	4,550,000	4,588,721
General Mills, Inc.:
2.2% 10/21/19	2,000,000	1,990,702
3.2% 4/16/21	944,000	946,415
The J.M. Smucker Co. 2.5% 3/15/20	1,964,000	1,952,805
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,988,496
		16,467,139
Tobacco - 2.1%
Altria Group, Inc.:
2.625% 1/14/20	5,000,000	4,984,660
3.49% 2/14/22	1,879,000	1,890,028
3.8% 2/14/24	2,268,000	2,266,999
4.75% 5/5/21	4,975,000	5,143,832
BAT Capital Corp. 2.764% 8/15/22	10,000,000	9,721,590
BAT International Finance PLC 2.75% 6/15/20 (a)	8,160,000	8,100,205
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	5,500,000	5,456,845
3.5% 2/11/23 (a)	2,400,000	2,363,026
Philip Morris International, Inc.:
1.875% 2/25/21	6,954,000	6,821,447
2.625% 2/18/22	1,793,000	1,767,809
Reynolds American, Inc.:
3.25% 6/12/20	1,162,000	1,160,882
4% 6/12/22	1,077,000	1,090,028
		50,767,351

TOTAL CONSUMER STAPLES		101,467,634

ENERGY - 7.1%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	794,672
Schlumberger Holdings Corp. 3% 12/21/20 (a)	5,000,000	4,982,449
		5,777,121
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp. 4.85% 3/15/21	3,035,000	3,118,112
BP Capital Markets PLC 2.315% 2/13/20	4,411,000	4,392,092
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	7,920,465
Cenovus Energy, Inc.:
3% 8/15/22	9,205,000	8,895,164
3.8% 9/15/23	2,000,000	1,973,812
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,439,000	1,440,530
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,855,915
DCP Midstream Operating LP 2.7% 4/1/19	821,000	820,015
Devon Energy Corp. 3.25% 5/15/22	12,973,000	12,922,820
Encana Corp.:
3.9% 11/15/21	4,500,000	4,545,156
6.5% 5/15/19	5,000,000	5,032,523
Energy Transfer Partners LP:
3.6% 2/1/23	2,824,000	2,811,884
4.2% 9/15/23	1,441,000	1,469,760
4.5% 4/15/24	570,000	585,287
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	785,000
Enterprise Products Operating LP:
2.55% 10/15/19	5,678,000	5,668,247
2.8% 2/15/21	2,038,000	2,028,529
2.85% 4/15/21	1,590,000	1,582,666
EQT Corp. 2.5% 10/1/20	2,497,000	2,452,241
Exxon Mobil Corp. 2.726% 3/1/23	2,954,000	2,938,771
Kinder Morgan, Inc. 3.05% 12/1/19	4,285,000	4,285,815
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,805,790
MPLX LP:
3.375% 3/15/23	6,618,000	6,592,479
4.5% 7/15/23	856,000	884,769
Petrobras Global Finance BV 6.125% 1/17/22	2,375,000	2,499,664
Petroleos Mexicanos:
4.625% 9/21/23	4,535,000	4,343,170
5.375% 3/13/22	6,440,000	6,452,880
6.375% 2/4/21	2,000,000	2,058,300
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,855,221
3.65% 6/1/22	4,768,000	4,739,612
5.75% 1/15/20	962,000	981,857
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	5,011,751
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,610,000	5,582,904
2.5% 8/1/22	5,142,000	5,035,050
Western Gas Partners LP 5.375% 6/1/21	10,371,000	10,684,495
Williams Partners LP 3.6% 3/15/22	12,000,000	12,063,802
		166,116,548

TOTAL ENERGY		171,893,669

FINANCIALS - 30.4%
Banks - 14.8%
ABN AMRO Bank NV 3.4% 8/27/21 (a)	5,000,000	5,029,290
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (a)	2,575,000	2,574,047
Bank of America Corp.:
2.369% 7/21/21 (b)	5,000,000	4,950,169
2.625% 4/19/21	13,000,000	12,915,393
3.004% 12/20/23 (b)	6,462,000	6,377,980
3.124% 1/20/23 (b)	10,000,000	9,949,642
4.2% 8/26/24	15,750,000	16,052,059
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	1,990,755
Barclays Bank PLC 2.65% 1/11/21	5,500,000	5,442,831
Barclays PLC:
2.75% 11/8/19	5,331,000	5,310,582
2.875% 6/8/20	3,000,000	2,979,669
3.2% 8/10/21	5,045,000	4,992,709
3.25% 1/12/21	2,046,000	2,031,926
BNP Paribas 2.375% 5/21/20	3,000,000	2,984,326
BPCE SA:
2.5% 7/15/19	2,000,000	1,995,340
4% 9/12/23 (a)	5,000,000	4,992,650
Capital One NA 2.4% 9/5/19	2,000,000	1,994,218
CIT Group, Inc. 4.75% 2/16/24	5,000,000	5,093,750
Citigroup, Inc.:
2.35% 8/2/21	10,000,000	9,823,853
2.4% 2/18/20	4,000,000	3,979,894
2.45% 1/10/20	3,000,000	2,988,082
2.65% 10/26/20	3,000,000	2,979,826
2.7% 3/30/21	5,000,000	4,977,248
2.7% 10/27/22	5,000,000	4,909,841
2.75% 4/25/22	4,010,000	3,958,752
4.4% 6/10/25	2,604,000	2,646,066
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,506,768
2.55% 5/13/21	6,501,000	6,418,813
2.65% 5/26/22	3,000,000	2,939,217
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	408,422
Compass Bank 3.5% 6/11/21	3,000,000	2,993,126
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	7,966,936
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,011,833
Credit Suisse New York Branch 3% 10/29/21	1,500,000	1,497,287
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	5,824,007
Fifth Third Bancorp 2.875% 7/27/20	3,200,000	3,195,195
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,007,763
HSBC Holdings PLC:
2.95% 5/25/21	626,000	623,093
3.262% 3/13/23 (b)	3,374,000	3,347,648
3.95% 5/18/24 (b)	3,000,000	3,028,713
HSBC U.S.A., Inc. 2.375% 11/13/19	3,000,000	2,991,202
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,879,834
3.15% 3/14/21	3,000,000	2,998,083
7% 12/15/20	180,000	191,477
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,429,897
ING Groep NV 3.15% 3/29/22	5,250,000	5,201,005
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,507,407
JPMorgan Chase & Co.:
2.25% 1/23/20	8,000,000	7,956,055
2.55% 10/29/20	7,500,000	7,450,624
2.75% 6/23/20	7,000,000	6,981,791
3.514% 6/18/22 (b)	8,000,000	8,074,060
3.559% 4/23/24 (b)	14,000,000	14,080,683
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,873,653
2.95% 3/1/21	2,300,000	2,289,606
2.998% 2/22/22	2,619,000	2,603,417
3.218% 3/7/22	5,000,000	5,002,136
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,928,402
2.632% 4/12/21 (a)	5,180,000	5,113,935
2.953% 2/28/22	6,000,000	5,935,802
Regions Financial Corp.:
2.75% 8/14/22	5,022,000	4,919,217
3.2% 2/8/21	4,000,000	4,005,239
3.8% 8/14/23	1,805,000	1,824,560
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	7,000,000	6,938,429
4.519% 6/25/24 (b)	5,962,000	6,007,358
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,398,540
4.45% 12/3/21	4,500,000	4,595,503
Sumitomo Mitsui Banking Corp. 2.45% 1/16/20	3,000,000	2,988,495
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,438,287
SunTrust Banks, Inc. 2.9% 3/3/21	2,828,000	2,820,315
Synchrony Bank 3% 6/15/22	2,328,000	2,257,459
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	6,877,768
The Toronto-Dominion Bank 2.125% 4/7/21	4,000,000	3,927,688
Wells Fargo & Co.:
2.6% 7/22/20	8,000,000	7,963,790
3.75% 1/24/24	5,000,000	5,093,009
Westpac Banking Corp. 2.8% 1/11/22	5,000,000	4,967,634
Zions Bancorp. 3.35% 3/4/22	1,971,000	1,970,448
		358,172,527
Capital Markets - 6.1%
Credit Suisse Group AG 3.574% 1/9/23 (a)	15,000,000	14,868,000
Deutsche Bank AG 2.7% 7/13/20	10,000,000	9,815,723
Deutsche Bank AG London Branch 2.85% 5/10/19	5,968,000	5,962,032
Deutsche Bank AG New York Branch:
3.15% 1/22/21	3,179,000	3,105,332
3.3% 11/16/22	5,000,000	4,719,034
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	9,798,739
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,097,000	11,915,744
2.905% 7/24/23 (b)	10,000,000	9,793,040
3% 4/26/22	5,000,000	4,966,922
3.2% 2/23/23	5,500,000	5,452,345
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,647,000	2,636,767
Lazard Group LLC 4.25% 11/14/20	209,000	212,200
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,992,300
Moody's Corp.:
2.625% 1/15/23	5,950,000	5,768,774
2.75% 12/15/21	1,683,000	1,660,988
3.25% 6/7/21	2,577,000	2,576,309
Morgan Stanley:
2.5% 4/21/21	6,200,000	6,123,371
2.625% 11/17/21	5,350,000	5,277,198
2.65% 1/27/20	11,000,000	10,968,626
3.737% 4/24/24 (b)	5,000,000	5,043,568
4.875% 11/1/22	7,000,000	7,326,614
5.5% 1/26/20	2,000,000	2,044,533
7.3% 5/13/19	603,000	608,156
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	7,919,120
UBS AG Stamford Branch 2.375% 8/14/19	5,843,000	5,834,697
		146,390,132
Consumer Finance - 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	6,782,511
3.5% 5/26/22	915,000	902,259
4.125% 7/3/23	1,826,000	1,813,910
4.45% 12/16/21	1,327,000	1,344,435
Ally Financial, Inc. 4.25% 4/15/21	2,920,000	2,952,850
American Express Credit Corp.:
2.2% 3/3/20	5,000,000	4,968,414
2.25% 5/5/21	4,000,000	3,940,932
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.4205% 7/30/21 (a)(b)(c)	4,379,000	4,346,708
3 month U.S. LIBOR + 0.950% 3.6881% 6/1/21 (a)(b)(c)	4,740,000	4,735,010
Capital One Financial Corp.:
3.2% 1/30/23	10,000,000	9,848,720
3.9% 1/29/24	3,000,000	3,014,257
Discover Financial Services 5.2% 4/27/22	3,239,000	3,388,985
Ford Motor Credit Co. LLC:
1.897% 8/12/19	3,000,000	2,984,590
2.343% 11/2/20	5,500,000	5,363,727
2.425% 6/12/20	3,000,000	2,953,990
2.597% 11/4/19	7,000,000	6,981,162
2.681% 1/9/20	4,063,000	4,031,219
3.157% 8/4/20	3,000,000	2,971,259
3.336% 3/18/21	4,500,000	4,416,029
3.339% 3/28/22	2,246,000	2,154,526
4.14% 2/15/23	5,000,000	4,835,525
Hyundai Capital America:
2% 7/1/19 (a)	3,000,000	2,990,772
2.6% 3/19/20 (a)	2,000,000	1,982,630
Synchrony Financial:
2.7% 2/3/20	2,500,000	2,489,441
3% 8/15/19	5,516,000	5,512,464
Toyota Motor Credit Corp.:
2.6% 1/11/22	5,500,000	5,454,568
3.05% 1/8/21	1,505,000	1,511,175
		104,672,068
Diversified Financial Services - 1.2%
AIG Global Funding 3.35% 6/25/21 (a)	5,000,000	5,015,321
AXA Equitable Holdings, Inc. 3.9% 4/20/23	467,000	470,646
Brixmor Operating Partnership LP 3.875% 8/15/22	6,534,000	6,537,706
GE Capital International Funding Co. 2.342% 11/15/20	11,830,000	11,630,098
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,557,240
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,981,113
		30,192,124
Insurance - 4.0%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,161,545
American International Group, Inc.:
3.3% 3/1/21	4,987,000	4,993,803
4.2% 4/1/28	4,000,000	3,936,265
4.875% 6/1/22	1,484,000	1,555,084
Aon Corp. 5% 9/30/20	2,178,000	2,233,182
Aon PLC 2.8% 3/15/21	7,000,000	6,955,687
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,725,134
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,219,651
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	4,976,223
2.75% 1/30/22	4,993,000	4,941,317
3.3% 3/14/23	1,731,000	1,729,402
3.875% 3/15/24	2,123,000	2,168,457
MassMutual Global Funding II 2.5% 4/13/22 (a)	5,440,000	5,356,067
Metropolitan Life Global Funding I:
2% 4/14/20 (a)	3,000,000	2,970,152
2.65% 4/8/22 (a)	5,000,000	4,929,592
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,109,000	4,014,712
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	10,014,958
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,609,521
Unum Group 5.625% 9/15/20	4,065,000	4,198,455
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	5,043,434
		95,732,641

TOTAL FINANCIALS		735,159,492

HEALTH CARE - 6.8%
Biotechnology - 0.4%
AbbVie, Inc. 2.5% 5/14/20	5,952,000	5,912,467
Amgen, Inc. 2.125% 5/1/20	1,618,000	1,603,485
Celgene Corp. 2.875% 8/15/20	3,000,000	2,991,296
		10,507,248
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.9% 11/30/21	6,630,000	6,622,906
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.678% 12/29/20 (b)(c)	6,474,000	6,452,033
2.894% 6/6/22	3,544,000	3,504,655
Boston Scientific Corp. 3.45% 3/1/24	1,869,000	1,875,097
Danaher Corp. 2.4% 9/15/20	619,000	613,935
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.5536% 3/19/21 (b)(c)	3,916,000	3,898,591
		22,967,217
Health Care Providers & Services - 2.7%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,689,749
Cigna Corp.:
3.4% 9/17/21 (a)	6,363,000	6,396,007
3.75% 7/15/23 (a)	2,076,000	2,100,860
CVS Health Corp.:
2.8% 7/20/20	1,496,000	1,488,186
3.35% 3/9/21	11,911,000	11,943,866
3.7% 3/9/23	16,542,000	16,643,533
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	3,082,000	3,101,503
4.272% 8/28/23 (a)	552,000	560,173
Express Scripts Holding Co.:
2.6% 11/30/20	1,233,000	1,221,103
4.75% 11/15/21	2,190,000	2,276,296
Humana, Inc. 2.5% 12/15/20	3,630,000	3,587,079
UnitedHealth Group, Inc.:
2.125% 3/15/21	3,000,000	2,956,582
2.7% 7/15/20	1,361,000	1,360,961
2.875% 12/15/21	2,000,000	2,000,664
3.35% 7/15/22	3,000,000	3,038,187
WellPoint, Inc. 2.25% 8/15/19	2,950,000	2,943,009
		65,307,758
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 3% 4/15/23	5,000,000	4,927,065
Pharmaceuticals - 2.6%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,424,218
3.45% 3/15/22	5,000,000	4,978,022
Bayer U.S. Finance II LLC:
2.125% 7/15/19 (a)	3,000,000	2,988,863
3.5% 6/25/21 (a)	7,000,000	6,990,282
Mylan NV:
2.5% 6/7/19	5,404,000	5,396,575
3.15% 6/15/21	2,306,000	2,279,720
Perrigo Co. PLC 3.5% 3/15/21	1,920,000	1,873,581
Perrigo Finance PLC 3.5% 12/15/21	1,375,000	1,322,596
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,965,030
2.4% 9/23/21	7,000,000	6,840,820
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	2,133,000	2,120,089
2.2% 7/21/21	10,726,000	10,191,163
Zoetis, Inc. 3.45% 11/13/20	493,000	495,513
		61,866,472

TOTAL HEALTH CARE		165,575,760

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,566,748
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,343,090
Rockwell Collins, Inc. 1.95% 7/15/19	2,148,000	2,140,818
United Technologies Corp. 3.35% 8/16/21	1,393,000	1,406,107
		11,456,763
Airlines - 0.4%
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,479,100
3.4% 4/19/21	3,790,000	3,784,315
		9,263,415
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19	106,000	105,393
2.35% 6/15/21	1,547,000	1,519,235
		1,624,628
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.:
2.8% 12/15/21	3,883,000	3,829,118
3% 12/15/20	5,100,000	5,083,880
3.65% 9/15/23	3,078,000	3,091,612
		12,004,610
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	260,840
Westinghouse Air Brake Co. 4.15% 3/15/24	5,900,000	5,891,240
		6,152,080
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,055,720
2.625% 7/1/22	5,000,000	4,814,333
3.375% 6/1/21	8,097,000	8,039,996
3.75% 2/1/22	1,228,000	1,230,082
4.25% 2/1/24	2,597,000	2,611,692
4.75% 3/1/20	605,000	613,518
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,651,065
		25,016,406

TOTAL INDUSTRIALS		65,517,902

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 1.2%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	4,949,352
3.2% 4/1/24	896,000	872,301
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,198,572
4.42% 6/15/21 (a)	9,200,000	9,365,304
5.45% 6/15/23 (a)	5,591,000	5,874,887
Tyco Electronics Group SA 2.35% 8/1/19	3,000,000	2,993,559
		28,253,975
IT Services - 0.2%
The Western Union Co. 4.25% 6/9/23	5,000,000	5,105,490
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	3,752,000	3,756,854
Software - 0.2%
Oracle Corp. 1.9% 9/15/21	5,000,000	4,884,301
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Corp. 2.75% 3/15/19	2,585,000	2,584,354

TOTAL INFORMATION TECHNOLOGY		44,584,974

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,075,439
The Mosaic Co. 3.25% 11/15/22	7,000,000	6,936,728
		10,012,167
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	195,072
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,271,382
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,917,854
DDR Corp.:
4.25% 2/1/26	1,865,000	1,843,422
4.625% 7/15/22	2,440,000	2,496,669
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,638,411
3.375% 6/1/25	3,000,000	3,004,511
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	4,938,525
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,004,793
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,165,000	4,065,985
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,347,388
Omega Healthcare Investors, Inc. 4.375% 8/1/23	5,877,000	5,911,286
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,026,898
2.75% 6/1/23	4,610,000	4,524,183
Ventas Realty LP:
3.125% 6/15/23	591,000	582,371
3.5% 4/15/24	2,140,000	2,131,827
Welltower, Inc.:
3.625% 3/15/24	1,573,000	1,567,180
3.95% 9/1/23	1,993,000	2,028,829
		48,496,586
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,334,000	3,348,484
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	1,962,319
3.4% 10/1/20	5,590,000	5,606,575
3.625% 10/1/22	1,040,000	1,042,631
3.95% 7/1/22	2,280,000	2,308,666
Liberty Property LP 4.75% 10/1/20	1,045,000	1,065,588
Mack-Cali Realty LP 4.5% 4/18/22	185,000	175,596
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	4,000,000	4,098,288
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,066,668
		21,674,815

TOTAL REAL ESTATE		70,171,401

UTILITIES - 4.9%
Electric Utilities - 2.3%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,451,238
Duke Energy Corp. 1.8% 9/1/21	1,354,000	1,310,868
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	49,985
Edison International 2.95% 3/15/23	730,000	677,171
Eversource Energy:
2.5% 3/15/21	4,386,000	4,336,651
2.75% 3/15/22	3,489,000	3,444,402
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,471,866
3.497% 6/1/22 (b)	10,287,000	10,213,002
FirstEnergy Corp. 4.25% 3/15/23	600,000	614,498
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,569,096
3.7% 9/1/24	1,115,000	1,095,946
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,397,585
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,035,973
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.4716% 3/27/20 (b)(c)	1,564,000	1,563,203
Southern Co. 2.35% 7/1/21	5,250,000	5,171,945
TECO Finance, Inc. 5.15% 3/15/20	252,000	257,114
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	9,844,909
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,035,143
		56,540,595
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	537,888
Southern Power Co. 2.375% 6/1/20	1,087,000	1,079,156
		1,617,044
Multi-Utilities - 2.5%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	5,420,000	5,375,977
2.8% 1/15/23	5,944,000	5,896,264
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,185,755
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,344,526
2% 5/15/21	1,538,000	1,503,689
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (b)(c)	651,000	598,920
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (b)(c)	567,000	538,650
2% 8/15/21	1,458,000	1,414,015
NiSource Finance Corp.:
2.65% 11/17/22	4,959,000	4,810,627
3.85% 2/15/23	700,000	707,094
NiSource, Inc. 3.65% 6/15/23	6,657,000	6,714,723
NSTAR 4.5% 11/15/19	2,500,000	2,528,123
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,718,652
2.65% 11/15/22	3,830,000	3,740,079
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,041,272
Sempra Energy:
1.625% 10/7/19	4,189,000	4,152,540
2.4% 3/15/20	1,890,000	1,876,242
2.85% 11/15/20	1,392,000	1,381,114
2.9% 2/1/23	1,017,000	983,614
WEC Energy Group, Inc. 3.375% 6/15/21	5,540,000	5,562,500
Wisconsin Energy Corp.:
3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (b)(c)	454,000	399,316
2.45% 6/15/20	5,901,000	5,853,338
		59,327,030

TOTAL UTILITIES		117,484,669

TOTAL NONCONVERTIBLE BONDS
(Cost $1,759,405,283)		1,747,250,722

U.S. Treasury Obligations - 5.3%
U.S. Treasury Notes:
1.75% 6/30/22	$57,813,000	$56,437,673
2.125% 7/31/24	32,248,000	31,537,536
2.25% 12/31/24	21,838,000	21,447,305
2.625% 6/30/23	5,000,000	5,020,508
2.75% 6/30/25	11,406,000	11,502,684
2.875% 11/30/25	3,171,000	3,220,795
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $130,164,316)		129,166,501

U.S. Government Agency - Mortgage Securities - 0.1%
Fannie Mae - 0.1%
3.5% 9/1/29 to 10/1/29	1,555,586	1,586,701
4.5% 3/1/35	21,143	22,142
6.5% 7/1/32 to 8/1/36	256,924	286,864
7% 8/1/28 to 6/1/33	183,730	207,046
7.5% 6/1/26 to 2/1/28	49,086	54,643
8.5% 5/1/21 to 9/1/25	2,906	3,151
9.5% 2/1/25	11	11

TOTAL FANNIE MAE		2,160,558

Freddie Mac - 0.0%
8.5% 12/1/26 to 8/1/27	18,664	20,973
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	38,489	42,557
7.5% 2/15/28 to 10/15/28	2,889	3,255
8% 6/15/24	27	29
8.5% 10/15/21	10,488	10,952

TOTAL GINNIE MAE		56,793

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,267,260)		2,238,324

Asset-Backed Securities - 5.6%
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	$5,500,000	$5,472,128
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,115,537
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,330,000	2,345,494
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.6149% 2/25/35 (b)(c)	236,071	236,519
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/16/24	6,392,000	6,396,095
CarMax Auto Owner Trust Series 2019-1 Class A3, 3.05% 3/15/24	3,892,000	3,909,930
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	2,820,166	2,793,490
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	3,033,000	3,053,533
CLUB Credit Trust Series 2017-P1 Class A, 2.42% 9/15/23 (a)	299,200	299,019
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	3,665,949	3,658,438
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	7,212,388	7,223,065
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.7399% 3/25/32 (b)(c)	9,741	9,973
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,892,000	1,882,515
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,489,000	1,491,215
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	1,970,000	1,986,634
DLL Securitization Trust Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,643,000	3,665,962
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	478,466	477,071
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	1,528,473	1,521,992
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	136,328	136,329
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	4,142,000	4,127,662
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,131,673
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,861,814
Series 2019-1 Class A, 3.52% 7/15/30 (a)	4,783,000	4,812,982
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,441,539
Series 2017-2 Class A1, 2.16% 9/15/22	5,521,000	5,460,437
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (a)(b)(c)	34,539	33,941
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (a)(b)(c)	12,532	12,299
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (a)(b)(c)	20,682	19,700
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (a)(b)(c)	7,845	7,392
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (a)	3,160,000	3,155,276
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,092,000	4,069,699
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (b)(c)	392,000	318,453
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	5,000,000	5,010,128
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	1,945,925	1,945,780
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9999% 9/25/35 (b)(c)	110,498	110,313
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,433,374
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7349% 1/25/36 (b)(c)	126,217	125,253
Prosper Marketplace Issuance Trust:
Series 2017-3A Class A, 2.36% 11/15/23 (a)	480,082	479,428
Series 2018-1A Class A, 3.11% 6/17/24 (a)	1,630,217	1,631,027
Series 2018-2A Class A, 3.35% 10/15/24 (a)	2,749,409	2,752,492
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.22% 1/20/21 (a)	5,497,000	5,464,851
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (b)(c)	2,132	2,047
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,693,399	2,703,300
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (a)(b)(c)(d)	304,000	210,358
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (a)	1,266,000	1,266,666
Verizon Owner Trust Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	5,632,000	5,582,693
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (a)	2,587,000	2,590,733
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	4,598,000	4,597,601
TOTAL ASSET-BACKED SECURITIES
(Cost $133,903,192)		134,033,850

Collateralized Mortgage Obligations - 1.8%
Private Sponsor - 0.7%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.6607% 5/27/35 (a)(b)	202,147	201,597
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,358,059
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 3.101% 8/25/60 (a)(c)	2,519,137	2,508,751
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.2073% 10/15/54 (a)(b)(c)	2,857,000	2,849,969
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.467% 12/22/69 (a)(b)(c)	1,693,000	1,695,709
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (b)(c)	14,369	14,195
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 3.1673% 7/15/58 (a)(b)(c)	7,000,000	6,974,632
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	1,574	1,538

TOTAL PRIVATE SPONSOR		15,604,450

U.S. Government Agency - 1.1%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	4,208,009	4,111,447
Series 2015-28 Class JE, 3% 5/25/45	3,007,872	2,990,407
Series 2018-3 Class LP, 3% 2/25/47	15,720,163	15,561,039
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	118,631	123,312
Series 4472 Class WL, 3% 5/15/45	1,360,048	1,357,114
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	3,417,087	3,402,362

TOTAL U.S. GOVERNMENT AGENCY		27,545,681

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,804,289)		43,150,131

Commercial Mortgage Securities - 9.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (b)(f)	2,441	13
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	5,664,719	5,681,103
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,741,605
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.5388% 10/15/32 (a)(b)(c)	6,095,000	6,093,965
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,802,898
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.2788% 7/15/32 (a)(b)(c)	3,948,000	3,942,889
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	10,004,290
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8 Class A4, 3.024% 9/10/45	2,366,000	2,371,268
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,724,000	1,746,788
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,530,000	2,557,208
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,414,032
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,284,076	1,269,657
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,789,737	5,819,050
Series 2013-CR7:
Class A4, 3.213% 3/10/46	4,112,588	4,124,373
Class AM, 3.314% 3/10/46 (a)	849,000	849,312
Series 2015-CR22 Class ASB, 3.144% 3/10/48	2,013,000	2,019,392
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,593,562
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,212,703
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,708,513	1,690,037
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	952,087
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,635,000	1,694,455
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	3,304,000	3,337,037
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	2,358,850	2,348,343
Class CFX, 3.3822% 12/15/34 (a)(b)	1,059,000	1,052,827
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	8,649,312	8,995,596
Class A3, 3.482% 1/10/45	2,955,837	2,982,942
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,392,000	3,464,496
Class A4, 3.377% 5/10/45	2,159,829	2,172,647
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,710,078	3,681,693
Series 2013-GC10:
Class A4, 2.681% 2/10/46	957,376	947,184
Class A5, 2.943% 2/10/46	5,531,000	5,517,937
Series 2014-GC18 Class AAB, 3.648% 1/10/47	691,441	700,526
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	830,176
Series 2014-GC26 Class AAB, 3.365% 11/10/47	3,340,000	3,374,067
Series 2015-GC28 Class AAB, 3.206% 2/10/48	2,178,000	2,189,754
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	3,260,000	3,401,576
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	3,540,000	3,506,547
Series 2013-GC13 Class A/S, 4.0821% 7/10/46 (a)(b)	9,739,000	10,113,026
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,498,012
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	1,976,406
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,852,825
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	845,601	860,942
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	3,018,201
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,786,116	1,810,943
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,146,292
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	2,809,870	2,792,863
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,833,000	4,851,145
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,825,507
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	4,362,615	4,321,349
Series 2013-C11 Class A4, 4.167% 8/15/46 (b)	1,443,000	1,499,287
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,656,000	3,683,349
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,170,867
Morgan Stanley Capital I Trust sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	5,436,288	5,565,587
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,800,911
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,079,914	2,035,299
Class B, 4.181% 11/15/34 (a)	876,350	862,746
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (a)(b)(c)	2,439,656	2,433,476
SBA Tower Trust 3.168% 4/9/47 (a)	7,000,000	6,925,477
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2941% 4/10/46 (a)(b)(c)	3,595,359	3,644,861
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,738,912
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	3,043,194
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.8388% 6/15/29 (a)(b)(c)	2,645,000	2,646,593
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,599,563	4,572,937
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,047,000	3,067,700
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,128,000	2,129,675
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,062,715	4,176,429
Series 2012-C9 Class A3, 2.87% 11/15/45	3,526,047	3,503,399
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	5,945,253
Series 2013-C12 Class ASB, 2.838% 3/15/48	453,187	451,696
Series 2013-C14 Class A5, 3.337% 6/15/46	5,359,000	5,411,219
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,018,370	1,038,089
Series 2014-C22 Class ASB, 3.464% 9/15/57	5,506,000	5,569,177
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,057,491	1,052,710
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,471,021
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $240,064,236)		235,591,410

Municipal Securities - 0.6%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,671,186
Series 2011, 5.877% 3/1/19	4,715,000	4,715,000
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,305,440
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,038,817
TOTAL MUNICIPAL SECURITIES
(Cost $14,839,754)		14,730,443

Bank Notes - 3.0%
Capital One NA:
1.85% 9/13/19	3,000,000	2,983,094
2.35% 1/31/20	1,000,000	993,983
Citibank NA:
2.1% 6/12/20	5,000,000	4,946,516
3.65% 1/23/24	5,000,000	5,084,000
Citizens Bank NA 2.25% 10/30/20	5,000,000	4,926,999
Compass Bank 2.875% 6/29/22	2,943,000	2,871,309
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	1,992,859
3.1% 6/4/20	3,590,000	3,587,053
3.35% 2/6/23	4,557,000	4,500,882
Fifth Third Bank 2.875% 10/1/21	2,000,000	1,983,007
First Tennessee Bank NA 2.95% 12/1/19	5,000,000	4,992,415
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	2,298,000	2,307,537
KeyBank NA:
2.5% 12/15/19	3,783,000	3,774,372
3.3% 2/1/22	1,378,000	1,386,643
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,980,422
PNC Bank NA:
2.15% 4/29/21	5,000,000	4,909,744
2.45% 11/5/20	5,000,000	4,956,295
Regions Bank 2.75% 4/1/21	5,000,000	4,952,046
SunTrust Bank 3.502% 8/2/22 (b)	3,790,000	3,815,556
Svenska Handelsbanken AB 3.35% 5/24/21	5,000,000	5,034,551
TOTAL BANK NOTES
(Cost $73,284,143)		72,979,283

Commercial Paper - 0.4%
Catholic Health Initiatives:
3.5% 3/25/19	5,000,000	4,991,483
3.5% 3/25/19	5,000,000	4,991,483
TOTAL COMMERCIAL PAPER
(Cost $9,976,666)		9,982,966
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (g)
(Cost $20,301,470)	196,335	19,444,978

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.44% (h)
(Cost $5,149,891)	5,148,799	5,149,828
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,433,160,500)		2,413,718,436
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,114,020
NET ASSETS - 100%		$2,419,832,456

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $480,030,691 or 19.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$229,748
Fidelity Specialized High Income Central Fund	617,357
Total	$847,105

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$18,968,059	$617,357	$--	$--	$(140,438)	$19,444,978	1.9%
Total	$18,968,059	$617,357	$--	$--	$(140,438)	$19,444,978

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,747,250,722	$--	$1,747,250,722	$--
U.S. Government and Government Agency Obligations	129,166,501	--	129,166,501	--
U.S. Government Agency - Mortgage Securities	2,238,324	--	2,238,324	--
Asset-Backed Securities	134,033,850	--	133,823,492	210,358
Collateralized Mortgage Obligations	43,150,131	--	43,150,131	--
Commercial Mortgage Securities	235,591,410	--	235,591,410	--
Municipal Securities	14,730,443	--	14,730,443	--
Bank Notes	72,979,283	--	72,979,283	--
Commercial Paper	9,982,966	--	9,982,966	--
Fixed-Income Funds	19,444,978	19,444,978	--	--
Money Market Funds	5,149,828	5,149,828	--	--
Total Investments in Securities:	$2,413,718,436	$24,594,806	$2,388,913,272	$210,358

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.2%
United Kingdom	3.8%
Canada	2.4%
Ireland	1.7%
Netherlands	1.6%
Japan	1.4%
Luxembourg	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,407,709,139)	$2,389,123,630
Fidelity Central Funds (cost $25,451,361)	24,594,806
Total Investment in Securities (cost $2,433,160,500)		$2,413,718,436
Receivable for investments sold		2,041,827
Receivable for fund shares sold		7,736,385
Interest receivable		15,705,170
Distributions receivable from Fidelity Central Funds		14,939
Receivable from investment adviser for expense reductions		1,298
Total assets		2,439,218,055
Liabilities
Payable for investments purchased	$15,328,494
Payable for fund shares redeemed	2,508,064
Distributions payable	475,475
Accrued management fee	610,698
Distribution and service plan fees payable	134,256
Other affiliated payables	328,612
Total liabilities		19,385,599
Net Assets		$2,419,832,456
Net Assets consist of:
Paid in capital		$2,449,906,060
Total distributable earnings (loss)		(30,073,604)
Net Assets		$2,419,832,456
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($247,034,150 ÷ 21,763,357 shares)		$11.35
Maximum offering price per share (100/97.25 of $11.35)		$11.67
Class M:
Net Asset Value and redemption price per share ($154,772,443 ÷ 13,627,348 shares)		$11.36
Maximum offering price per share (100/97.25 of $11.36)		$11.68
Class C:
Net Asset Value and offering price per share ($60,522,195 ÷ 5,344,103 shares)(a)		$11.33
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,441,322,578 ÷ 126,657,158 shares)		$11.38
Class I:
Net Asset Value, offering price and redemption price per share ($495,368,084 ÷ 43,522,111 shares)		$11.38
Class Z:
Net Asset Value, offering price and redemption price per share ($20,813,006 ÷ 1,828,982 shares)		$11.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$33,060,684
Income from Fidelity Central Funds		739,484
Total income		33,800,168
Expenses
Management fee	$3,550,049
Transfer agent fees	1,413,596
Distribution and service plan fees	802,921
Fund wide operations fee	512,843
Independent trustees' fees and expenses	5,562
Commitment fees	3,082
Total expenses before reductions	6,288,053
Expense reductions	(3,280)
Total expenses after reductions		6,284,773
Net investment income (loss)		27,515,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,442,223)
Fidelity Central Funds	(67)
Capital gain distributions from Fidelity Central Funds	107,621
Total net realized gain (loss)		(2,334,669)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	18,351,779
Fidelity Central Funds	(140,372)
Total change in net unrealized appreciation (depreciation)		18,211,407
Net gain (loss)		15,876,738
Net increase (decrease) in net assets resulting from operations		$43,392,133

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,515,395	$52,528,415
Net realized gain (loss)	(2,334,669)	(9,134,686)
Change in net unrealized appreciation (depreciation)	18,211,407	(54,107,379)
Net increase (decrease) in net assets resulting from operations	43,392,133	(10,713,650)
Distributions to shareholders	(27,562,895)	–
Distributions to shareholders from net investment income	–	(51,447,723)
Total distributions	(27,562,895)	(51,447,723)
Share transactions - net increase (decrease)	80,121,340	(406,049,857)
Total increase (decrease) in net assets	95,950,578	(468,211,230)
Net Assets
Beginning of period	2,323,881,878	2,792,093,108
End of period	$2,419,832,456	$2,323,881,878
Other Information
Undistributed net investment income end of period		$1,572,815

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.54	$11.56	$11.42	$11.52	$11.33
Income from Investment Operations
Net investment income (loss)A	.121	.206	.165	.179	.170	.232
Net realized and unrealized gain (loss)	.070	(.264)	(.030)	.132	(.111)	.160
Total from investment operations	.191	(.058)	.135	.311	.059	.392
Distributions from net investment income	(.121)	(.202)	(.155)	(.171)	(.159)	(.202)
Total distributions	(.121)	(.202)	(.155)	(.171)	(.159)	(.202)
Net asset value, end of period	$11.35	$11.28	$11.54	$11.56	$11.42	$11.52
Total ReturnB,C,D	1.71%	(.50)%	1.18%	2.75%	.51%	3.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.76%	.76%	.76%	.79%
Expenses net of fee waivers, if any	.76%G	.76%	.76%	.76%	.76%	.79%
Expenses net of all reductions	.76%G	.76%	.76%	.76%	.76%	.79%
Net investment income (loss)	2.17%G	1.81%	1.43%	1.56%	1.48%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$247,034	$247,562	$289,758	$362,481	$304,040	$215,800
Portfolio turnover rateH	28%G	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.54	$11.57	$11.42	$11.53	$11.34
Income from Investment Operations
Net investment income (loss)A	.121	.205	.164	.178	.170	.234
Net realized and unrealized gain (loss)	.080	(.264)	(.040)	.142	(.121)	.161
Total from investment operations	.201	(.059)	.124	.320	.049	.395
Distributions from net investment income	(.121)	(.201)	(.154)	(.170)	(.159)	(.205)
Total distributions	(.121)	(.201)	(.154)	(.170)	(.159)	(.205)
Net asset value, end of period	$11.36	$11.28	$11.54	$11.57	$11.42	$11.53
Total ReturnB,C,D	1.79%	(.51)%	1.09%	2.83%	.42%	3.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.76%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.77%G	.76%	.76%	.76%	.76%	.77%
Expenses net of all reductions	.77%G	.76%	.76%	.76%	.76%	.77%
Net investment income (loss)	2.16%G	1.80%	1.42%	1.56%	1.48%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$154,772	$158,027	$174,571	$191,505	$193,612	$198,510
Portfolio turnover rateH	28%G	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$11.51	$11.54	$11.39	$11.50	$11.31
Income from Investment Operations
Net investment income (loss)A	.077	.117	.075	.090	.081	.143
Net realized and unrealized gain (loss)	.080	(.264)	(.039)	.142	(.121)	.162
Total from investment operations	.157	(.147)	.036	.232	(.040)	.305
Distributions from net investment income	(.077)	(.113)	(.066)	(.082)	(.070)	(.115)
Total distributions	(.077)	(.113)	(.066)	(.082)	(.070)	(.115)
Net asset value, end of period	$11.33	$11.25	$11.51	$11.54	$11.39	$11.50
Total ReturnB,C,D	1.40%	(1.28)%	.32%	2.05%	(.35)%	2.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.53%	1.53%	1.53%	1.54%	1.56%
Expenses net of fee waivers, if any	1.55%G	1.53%	1.53%	1.53%	1.54%	1.56%
Expenses net of all reductions	1.55%G	1.53%	1.53%	1.53%	1.54%	1.56%
Net investment income (loss)	1.38%G	1.03%	.66%	.79%	.71%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$60,522	$63,105	$79,249	$97,987	$81,929	$64,333
Portfolio turnover rateH	28%G	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.56	$11.59	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.139	.241	.200	.214	.205	.209
Net realized and unrealized gain (loss)	.070	(.254)	(.039)	.133	(.110)	.038
Total from investment operations	.209	(.013)	.161	.347	.095	.247
Distributions from net investment income	(.139)	(.237)	(.191)	(.207)	(.195)	(.197)
Total distributions	(.139)	(.237)	(.191)	(.207)	(.195)	(.197)
Net asset value, end of period	$11.38	$11.31	$11.56	$11.59	$11.45	$11.55
Total ReturnC,D	1.86%	(.10)%	1.40%	3.06%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.46%G
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.46%G
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.46%G
Net investment income (loss)	2.48%G	2.11%	1.74%	1.87%	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,441,323	$1,333,186	$1,643,205	$1,315,947	$758,240	$147,629
Portfolio turnover rateH	28%G	37%	39%	50%	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.57	$11.60	$11.45	$11.55	$11.36
Income from Investment Operations
Net investment income (loss)A	.136	.236	.194	.209	.200	.262
Net realized and unrealized gain (loss)	.070	(.264)	(.039)	.142	(.111)	.161
Total from investment operations	.206	(.028)	.155	.351	.089	.423
Distributions from net investment income	(.136)	(.232)	(.185)	(.201)	(.189)	(.233)
Total distributions	(.136)	(.232)	(.185)	(.201)	(.189)	(.233)
Net asset value, end of period	$11.38	$11.31	$11.57	$11.60	$11.45	$11.55
Total ReturnB,C	1.84%	(.24)%	1.36%	3.10%	.78%	3.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.53%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.50%	.53%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.50%	.53%
Net investment income (loss)	2.43%F	2.07%	1.69%	1.82%	1.74%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$495,368	$522,002	$605,310	$537,585	$391,808	$174,568
Portfolio turnover rateG	28%F	37%	39%	50%	44%	94%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class Z

Six months ended (Unaudited) February 28,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28
Income from Investment Operations
Net investment income (loss)B	.122
Net realized and unrealized gain (loss)	.097
Total from investment operations	.219
Distributions from net investment income	(.119)
Total distributions	(.119)
Net asset value, end of period	$11.38
Total ReturnC,D	1.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.36%G
Expenses net of all reductions	.36%G
Net investment income (loss)	2.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$20,813
Portfolio turnover rateH	28%G

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,399,131
Gross unrealized depreciation	(24,851,412)
Net unrealized appreciation (depreciation)	$(17,452,281)
Tax cost	$2,431,170,717

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,851,565)
Long-term	(5,811,102)
Total no expiration	$(9,662,667)
Total capital loss carryforward	$(9,662,667)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $339,604,778 and $278,905,064, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$302,817	$27,955
Class M	-%	.25%	193,694	1,581
Class C	.75%	.25%	306,410	23,536
			$802,921	$53,072

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,567
Class M	1,832
Class C(a)	2,879
$7,278

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$186,931.16
Class M	126,003.16
Class C	58,081.19
Fidelity Limited Term Bond Fund	682,097.10
Class I	357,750.15
Class Z	2,734.05
	$1,413,596

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,082 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$2,541

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $739.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019(a)	Year ended August 31, 2018
Distributions to shareholders
Class A	$2,611,887	$–
Class M	1,664,437	–
Class C	421,654	–
Fidelity Limited Term Bond Fund	16,790,256	–
Class I	5,933,067	–
Class Z	141,594	–
Total	$27,562,895	$–
From net investment income
Class A	$–	$4,761,408
Class M	–	2,930,049
Class C	–	694,202
Fidelity Limited Term Bond Fund	–	31,528,907
Class I	–	11,533,157
Total	$–	$51,447,723

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019(a)	Year ended August 31, 2018	Six months ended February 28, 2019(a)	Year ended August 31, 2018
Class A
Shares sold	5,109,818	9,015,644	$57,492,100	$102,363,494
Reinvestment of distributions	221,830	401,091	2,498,635	4,547,047
Shares redeemed	(5,521,213)	(12,582,887)	(62,094,805)	(142,735,366)
Net increase (decrease)	(189,565)	(3,166,152)	$(2,104,070)	$(35,824,825)
Class M
Shares sold	2,047,710	3,174,517	$23,045,921	$36,074,513
Reinvestment of distributions	135,754	238,226	1,530,105	2,701,019
Shares redeemed	(2,560,972)	(4,532,381)	(28,806,216)	(51,469,867)
Net increase (decrease)	(377,508)	(1,119,638)	$(4,230,190)	$(12,694,335)
Class C
Shares sold	965,342	1,026,181	$10,817,127	$11,635,260
Reinvestment of distributions	35,930	58,259	403,766	658,454
Shares redeemed	(1,265,721)	(2,361,529)	(14,204,705)	(26,755,344)
Net increase (decrease)	(264,449)	(1,277,089)	$(2,983,812)	$(14,461,630)
Fidelity Limited Term Bond Fund
Shares sold	31,104,180	38,243,780	$350,563,222	$436,736,475
Reinvestment of distributions	1,311,093	2,484,195	14,806,525	28,245,918
Shares redeemed	(23,677,201)	(64,893,732)	(266,840,676)	(738,150,821)
Net increase (decrease)	8,738,072	(24,165,757)	$98,529,071	$(273,168,428)
Class I
Shares sold	10,052,582	17,003,216	$113,487,947	$193,712,445
Reinvestment of distributions	444,265	858,412	5,017,022	9,757,154
Shares redeemed	(13,136,453)	(24,029,739)	(148,122,722)	(273,370,238)
Net increase (decrease)	(2,639,606)	(6,168,111)	$(29,617,753)	$(69,900,639)
Class Z
Shares sold	2,487,945	–	$28,011,040	$–
Reinvestment of distributions	10,037	–	113,765	–
Shares redeemed	(669,000)	–	(7,596,711)	–
Net increase (decrease)	1,828,982	–	$20,528,094	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019) for Class A, Class M, Class C, Fidelity Limited Term Bond Fund and Class I and for the period (October 2, 2018 to February 28, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2019	Expenses Paid During Period
Class A	.76%
Actual		$1,000.00	$1,017.10	$3.80-B
Hypothetical-C		$1,000.00	$1,021.03	$3.81-D
Class M	.77%
Actual		$1,000.00	$1,017.90	$3.85-B
Hypothetical-C		$1,000.00	$1,020.98	$3.86-D
Class C	1.55%
Actual		$1,000.00	$1,014.00	$7.74-B
Hypothetical-C		$1,000.00	$1,017.11	$7.75-D
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,018.60	$2.25-B
Hypothetical-C		$1,000.00	$1,022.56	$2.26-D
Class I	.50%
Actual		$1,000.00	$1,018.40	$2.50-B
Hypothetical-C		$1,000.00	$1,022.32	$2.51-D
Class Z	.36%
Actual		$1,000.00	$1,019.50	$1.49-B
Hypothetical-C		$1,000.00	$1,023.01	$1.81-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, Fidelity Limited Term Bond Fund and Class I and multiplied by 150/365 (to reflect the period October 2, 2018 to February 28, 2019) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LTB-SANN-0419
1.704556.121

Fidelity® Series Investment Grade Securitized Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	148.2%
AAA	17.6%
A	0.5%
Not Rated	2.4%
Short-Term Investments and Net Other Assets*	(68.7)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**
U.S. Government and U.S. Government Agency Obligations	148.2%
Asset-Backed Securities	9.3%
CMOs and Other Mortgage Related Securities	11.2%
Short-Term Investments and Net Other Assets (Liabilities)***	(68.7)%

 * Foreign investments – 4.2%

 ** Futures and Swaps – 4.5%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 139.9%
	Principal Amount	Value
Fannie Mae - 78.8%
3% 12/1/32 to 9/1/48	744,188	736,347
3% 3/1/34 (a)	450,000	449,102
3% 3/1/34 (a)	450,000	449,102
3% 3/1/34 (a)	200,000	199,601
3% 3/1/34 (a)	550,000	548,902
3% 3/1/49 (a)	255,000	249,104
3% 3/1/49 (a)	255,000	249,104
3% 3/1/49 (a)	25,000	24,422
3% 3/1/49 (a)	25,000	24,422
3% 3/1/49 (a)	125,000	122,110
3.5% 3/1/34 (a)	100,000	101,587
3.5% 3/1/34 (a)	850,000	863,488
3.5% 3/1/34 (a)	200,000	203,174
3.5% 3/1/34 (a)	150,000	152,380
3.5% 3/1/34 (a)	100,000	101,587
3.5% 3/1/34 (a)	500,000	507,934
3.5% 3/1/34 (a)	250,000	253,967
3.5% 3/1/34 (a)	150,000	152,380
3.5% 3/1/34 (a)	199,999	203,173
3.5% 3/1/34 (a)	199,999	203,173
3.5% 3/1/34 (a)	300,000	304,761
3.5% 3/1/34 (a)	100,000	101,587
3.5% 12/1/42 to 3/1/46 (b)	1,419,441	1,431,522
3.5% 3/1/49 (a)	1,100,000	1,100,217
3.5% 3/1/49 (a)	100,000	100,020
3.5% 3/1/49 (a)	50,000	50,010
4% 2/1/46 to 7/1/48	980,033	1,008,861
4% 10/1/48	196,315	200,395
4% 3/1/49 (a)	125,000	127,415
4% 3/1/49 (a)	100,000	101,932
4% 3/1/49 (a)	125,000	127,415
4% 3/1/49 (a)	125,000	127,415
4% 3/1/49 (a)	175,000	178,381
4.5% 6/1/48 to 12/1/48	696,602	726,353
4.5% 3/1/49 (a)	400,000	413,883
4.5% 3/1/49 (a)	200,000	206,942

TOTAL FANNIE MAE		12,102,168

Freddie Mac - 19.7%
3% 3/1/34 (a)	200,000	199,710
3% 10/1/43 to 12/1/46	687,019	674,457
3.5% 8/1/42 to 3/1/48	208,248	209,377
4% 9/1/42 to 7/1/48 (b)	1,400,939	1,433,950
4% 3/1/49 (a)	200,000	203,982
4.5% 10/1/39 to 12/1/48	293,969	307,726

TOTAL FREDDIE MAC		3,029,202

Ginnie Mae - 41.4%
2.5% 11/20/46 (a)	199,857	191,110
3% 1/20/48 to 3/20/48	491,931	486,093
3% 3/1/49 (a)	25,000	24,667
3% 3/1/49 (a)	25,000	24,667
3.5% 3/1/49 (a)	900,000	907,788
3.5% 3/1/49 (a)	800,000	806,923
3.5% 3/1/49 (a)	150,000	151,298
3.5% 3/1/49 (a)	50,000	50,433
3.5% 3/1/49 (a)	25,000	25,216
3.5% 4/1/49 (a)	25,000	25,204
4% 5/20/46 to 4/20/48	259,945	267,721
4% 3/1/49 (a)	500,000	513,113
4% 3/1/49 (a)	200,000	205,245
4% 3/1/49 (a)	100,000	102,623
4% 3/1/49 (a)	100,000	102,623
4% 3/1/49 (a)	475,000	487,458
4% 3/1/49 (a)	25,000	25,656
4% 4/1/49 (a)	575,000	589,631
4% 4/1/49 (a)	25,000	25,636
4.5% 3/1/49 (a)	100,000	103,466
4.5% 3/1/49 (a)	100,000	103,466
4.5% 3/1/49 (a)	100,000	103,466
4.5% 3/1/49 (a)	200,000	206,933
4.5% 3/1/49 (a)	150,000	155,199
4.5% 3/1/49 (a)	50,000	51,733
4.5% 3/1/49 (a)	50,000	51,733
4.5% 4/1/49 (a)	300,000	310,235
4.5% 4/1/49 (a)	150,000	155,117
4.5% 4/1/49 (a)	100,000	103,412

TOTAL GINNIE MAE		6,357,865

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $21,406,595)		21,489,235

Asset-Backed Securities - 9.3%
CLUB Credit Trust Series 2018-NP1 Class A, 2.99% 5/15/24 (c)	$424	$424
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	147,000	147,776
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (c)	79,059	78,897
Series 2018-P3 Class A, 3.82% 1/15/26 (c)	92,633	92,770
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (c)	62,178	62,228
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (c)	100,000	100,627
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	50,000	50,707
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.7993% 11/25/26 (c)(d)(e)	111,475	110,848
Nationstar HECM Loan Trust Series 2018-3A Class A 3.5545% 11/25/28 (c)	165,430	165,541
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.1199% 9/25/23 (c)(d)(e)	100,000	99,972
Prosper Marketplace Issuance Trust Series 2018-2A Class A, 3.35% 10/15/24 (c)	73,376	73,459
Securitized Term Auto Receivables Trust Series 2017-2A Class A4, 2.289% 3/25/22 (c)	55,000	54,075
Towd Point Mortgage Trust:
Series 2018-6 Class A1A, 3.75% 3/25/58 (c)	95,024	95,237
Series 2019-1 Class A1, 3.75% 3/25/58 (c)	98,892	98,960
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (c)	102,985	103,041
Verizon Owner Trust Series 2017-1A Class A, 2.06% 9/20/21 (c)	100,000	99,618
TOTAL ASSET-BACKED SECURITIES
(Cost $1,429,859)		1,434,180

Collateralized Mortgage Obligations - 4.5%
Private Sponsor - 3.8%
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 3.101% 8/25/60 (c)(e)	178,031	177,297
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.2073% 10/15/54 (c)(d)(e)	200,000	199,508
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.467% 12/22/69 (c)(d)(e)	200,000	200,320

TOTAL PRIVATE SPONSOR		577,125

U.S. Government Agency - 0.7%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2018-H12 Class HA, 3.25% 8/20/68 (f)	112,197	113,491
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $690,326)		690,616

Commercial Mortgage Securities - 15.0%
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	21,000	22,086
Series 2019-B9 Class A5, 4.0156% 3/15/52	200,000	206,666
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (c)	100,000	103,636
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	200,000	203,701
Freddie Mac:
sequential payer:
Series 2018-K074 Class A2, 3.6% 1/25/28	300,000	308,366
Series K069 Class A2, 3.187% 9/25/27	100,000	99,942
Series K072 Class A2, 3.444% 12/25/27	250,000	254,209
Series K079 Class A2, 3.926% 6/25/28	100,000	105,473
Series K086 Class A2, 3.859% 11/25/28	130,000	136,302
Series K157 Class A2, 3.99% 5/25/33	40,000	41,850
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/51	200,000	209,429
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.9388% 9/15/31 (c)(d)(e)	125,000	125,184
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	100,000	102,733
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (c)	100,000	104,343
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (c)(d)	17,795	17,414
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	100,000	99,184
Series 2018-C48 Class A5, 4.302% 1/15/52	16,000	16,866
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	150,000	152,515
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,277,260)		2,309,899
	Shares	Value

Money Market Funds - 23.6%
Fidelity Cash Central Fund, 2.44% (g)
(Cost $3,627,373)	3,626,648	3,627,373

Purchased Swaptions - 0.5%(h)
	Expiration Date	Notional Amount	Value
Put Options - 0.3%
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.755% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	500,000	$15,321
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.767% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	400,000	12,013
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.8775% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/18/22	400,000	10,619

TOTAL PUT OPTIONS			37,953

Call Options - 0.2%
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.755% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	500,000	13,899
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.767% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	400,000	11,241
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.8775% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/18/22	400,000	12,575

TOTAL CALL OPTIONS			37,715

TOTAL PURCHASED SWAPTIONS
(Cost $80,280)			75,668
TOTAL INVESTMENT IN SECURITIES - 192.8%
(Cost $29,511,693)			29,626,971
NET OTHER ASSETS (LIABILITIES) - (92.8)%			(14,261,904)
NET ASSETS - 100%			$15,365,067

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 3/1/34	$(200,000)	$(199,601)
3% 3/1/34	(200,000)	(199,601)
3% 3/1/34	(200,000)	(199,601)
3% 3/1/34	(200,000)	(199,601)
3% 3/1/49	(200,000)	(195,376)
3% 3/1/49	(150,000)	(146,532)
3% 3/1/49	(25,000)	(24,422)
3% 3/1/49	(125,000)	(122,110)
3.5% 3/1/34	(500,000)	(507,934)
3.5% 3/1/34	(500,000)	(507,934)
3.5% 3/1/34	(500,000)	(507,934)
3.5% 3/1/34	(250,000)	(253,967)
3.5% 3/1/34	(150,000)	(152,380)
3.5% 3/1/34	(599,999)	(609,520)
3.5% 3/1/34	(199,999)	(203,173)
3.5% 3/1/34	(300,000)	(304,761)
3.5% 3/1/34	(100,000)	(101,587)
3.5% 3/1/49	(100,000)	(100,020)
3.5% 3/1/49	(150,000)	(150,030)
3.5% 3/1/49	(50,000)	(50,010)
4% 3/1/49	(100,000)	(101,932)
4% 3/1/49	(200,000)	(203,864)
4% 3/1/49	(200,000)	(203,864)
4.5% 3/1/49	(200,000)	(206,942)

TOTAL FANNIE MAE		(5,452,696)

Ginnie Mae
2.5% 3/1/49	(25,000)	(23,894)
2.5% 3/1/49	(25,000)	(23,894)
2.5% 3/1/49	(25,000)	(23,894)
3.5% 3/1/49	(50,000)	(50,433)
3.5% 3/1/49	(150,000)	(151,298)
3.5% 3/1/49	(150,000)	(151,298)
3.5% 3/1/49	(50,000)	(50,433)
4% 3/1/49	(100,000)	(102,623)
4% 3/1/49	(25,000)	(25,656)
4% 3/1/49	(100,000)	(102,623)
4% 3/1/49	(575,000)	(590,080)
4% 3/1/49	(100,000)	(102,623)
4% 3/1/49	(475,000)	(487,458)
4% 3/1/49	(25,000)	(25,656)
4% 4/1/49	(25,000)	(25,636)
4% 4/1/49	(25,000)	(25,636)
4.5% 3/1/49	(300,000)	(310,396)
4.5% 3/1/49	(150,000)	(155,199)
4.5% 3/1/49	(100,000)	(103,466)
4.5% 3/1/49	(50,000)	(51,733)
4.5% 3/1/49	(50,000)	(51,733)

TOTAL GINNIE MAE		(2,635,662)

TOTAL TBA SALE COMMITMENTS
(Proceeds $8,094,795)		$(8,088,358)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	June 2019	$144,469	$(1,502)	$(1,502)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2	June 2019	424,391	230	230
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	June 2019	244,000	731	731
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	3	June 2019	388,359	2,159	2,159
TOTAL SOLD FUTURES					3,120
TOTAL FUTURES CONTRACTS					$1,618

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 6.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $819,164.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(1)	Value(2)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	$225,000	$(1,111)	$(36)	$(1,147)

 (1) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (2) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,532.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,163,399 or 14.1% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) For the period, the average monthly notional amount for purchased swaptions was $566,667.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,662
Total	$32,662

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$21,489,235	$--	$21,489,235	$--
Asset-Backed Securities	1,434,180	--	1,434,180	--
Collateralized Mortgage Obligations	690,616	--	690,616	--
Commercial Mortgage Securities	2,309,899	--	2,309,899	--
Money Market Funds	3,627,373	3,627,373	--	--
Purchased Swaptions	75,668	--	75,668	--
Total Investments in Securities:	$29,626,971	$3,627,373	$25,999,598	$--
Derivative Instruments:
Assets
Futures Contracts	$3,120	$3,120	$--	$--
Total Assets	$3,120	$3,120	$--	$--
Liabilities
Futures Contracts	$(1,502)	$(1,502)	$--	$--
Swaps	(1,111)	--	(1,111)	--
Total Liabilities	$(2,613)	$(1,502)	$(1,111)	$--
Total Derivative Instruments:	$507	$1,618	$(1,111)	$--
Other Financial Instruments:
TBA Sale Commitments	$(8,088,358)	$--	$(8,088,358)	$--
Total Other Financial Instruments:	$(8,088,358)	$--	$(8,088,358)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(1,111)
Total Credit Risk	0	(1,111)
Interest Rate Risk
Futures Contracts(b)	3,120	(1,502)
Purchased Swaptions(c)	75,668	0
Total Interest Rate Risk	78,788	(1,502)
Total Value of Derivatives	$78,788	$(2,613)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,884,320)	$25,999,598
Fidelity Central Funds (cost $3,627,373)	3,627,373
Total Investment in Securities (cost $29,511,693)		$29,626,971
Cash		2,213
Receivable for investments sold		288,772
Receivable for TBA sale commitments		8,094,795
Receivable for fund shares sold		173,154
Interest receivable		31,618
Distributions receivable from Fidelity Central Funds		8,067
Receivable for daily variation margin on futures contracts		891
Receivable from investment adviser for expense reductions		4,969
Total assets		38,231,450
Liabilities
Payable for investments purchased
Regular delivery	$964,274
Delayed delivery	13,806,888
TBA sale commitments, at value	8,088,358
Bi-lateral OTC swaps, at value	1,111
Other payables and accrued expenses	5,752
Total liabilities		22,866,383
Net Assets		$15,365,067
Net Assets consist of:
Paid in capital		$15,279,660
Total distributable earnings (loss)		85,407
Net Assets, for 1,526,789 shares outstanding		$15,365,067
Net Asset Value, offering price and redemption price per share ($15,365,067 ÷ 1,526,789 shares)		$10.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$152,841
Income from Fidelity Central Funds		32,662
Total income		185,503
Expenses
Custodian fees and expenses	$6,467
Independent trustees' fees and expenses	23
Total expenses before reductions	6,490
Expense reductions	(5,832)
Total expenses after reductions		658
Net investment income (loss)		184,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,598)
Fidelity Central Funds	(879)
Futures contracts	(27,530)
Swaps	(63)
Total net realized gain (loss)		(32,070)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	119,652
Fidelity Central Funds	879
Futures contracts	1,618
Swaps	(1,147)
Delayed delivery commitments	4,269
Total change in net unrealized appreciation (depreciation)		125,271
Net gain (loss)		93,201
Net increase (decrease) in net assets resulting from operations		$278,046

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	For the period August 17, 2018 (commencement of operations) to August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$184,845	$8,163
Net realized gain (loss)	(32,070)	(121)
Change in net unrealized appreciation (depreciation)	125,271	(3,085)
Net increase (decrease) in net assets resulting from operations	278,046	4,957
Distributions to shareholders	(189,956)	–
Distributions to shareholders from net investment income	–	(7,640)
Total distributions	(189,956)	(7,640)
Share transactions
Proceeds from sales of shares	5,076,431	10,376,650
Reinvestment of distributions	189,956	6,551
Cost of shares redeemed	(369,928)	–
Net increase (decrease) in net assets resulting from share transactions	4,896,459	10,383,201
Total increase (decrease) in net assets	4,984,549	10,380,518
Net Assets
Beginning of period	10,380,518	–
End of period	$15,365,067	$10,380,518
Other Information
Undistributed net investment income end of period		$523
Shares
Sold	506,253	1,037,655
Issued in reinvestment of distributions	19,027	655
Redeemed	(36,801)	–
Net increase (decrease)	488,479	1,038,310

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Securitized Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.158	.008
Net realized and unrealized gain (loss)	.065	–C
Total from investment operations	.223	.008
Distributions from net investment income	(.163)	(.008)
Net asset value, end of period	$10.06	$10.00
Total ReturnD,E	2.25%	.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H,I	- %H,J
Expenses net of fee waivers, if any	.01%H	- %H,J
Expenses net of all reductions	.01%H	- %H,J
Net investment income (loss)	3.21%H	1.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,365	$10,381
Portfolio turnover rateK	906%H	18%L

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I A portion of custody fees are not annualized.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$147,602
Gross unrealized depreciation	(24,598)
Net unrealized appreciation (depreciation)	$123,004
Tax cost	$29,510,875

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(121)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(63)	$(1,147)
Total Credit Risk	$(63)	$(1,147)
Interest Rate Risk
Futures Contracts	$(27,530)	$1,618
Total Interest Rate Risk	$(27,530)	$1,618
Totals	$(27,593)	$471

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,980,305 and $413,182, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Effective October 30, 2018, FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $850.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,982.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.01%	$1,000.00	$1,022.50	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

IGS-SANN-0419
1.9891238.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019